UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-06349

Name of Fund:   BlackRock Latin America Fund, Inc.

Fund Address:   100 Bellevue Parkway, Wilmington, DE 19809

Name and address of agent for service: John M. Perlowski, Chief Executive Officer, BlackRock Latin America

        Fund, Inc., 55 East 52nd Street, New York, NY 10055

Registrant’s telephone number, including area code: (800) 441-7762

Date of fiscal year end: 10/31/2014

Date of reporting period: 04/30/2014

Item 1 – Report to Stockholders

APRIL 30, 2014

SEMI-ANNUAL REPORT (UNAUDITED)

BlackRock Emerging Markets Fund, Inc.

BlackRock Latin America Fund, Inc.

Not FDIC Insured • May Lose Value • No Bank Guarantee

2	SEMI-ANNUAL REPORT	APRIL 30, 2014

Shareholder Letter

Dear Shareholder,

Markets have remained highly attuned to potential changes in U.S. monetary policy over the past year. This was markedly evident one year ago in May of 2013 when then-Federal Reserve Chairman Bernanke first mentioned the possibility of reducing (or “tapering”) the central bank’s asset purchase programs — comments that were widely misinterpreted as signaling an end to the Fed’s zero-interest-rate policy. U.S. Treasury yields rose sharply following his comments, triggering a steep sell-off across fixed income markets. (Bond prices move in the opposite direction of yields.) Global equities also suffered as investors feared the implications of a potential end to a program that had greatly supported stocks. Emerging markets, which are more sensitive to changes in global liquidity, were especially hurt by the prospect of ebbing cash flows from the United States. Markets broadly rebounded in late June, however, when the Fed’s tone turned more dovish. At the same time, improving economic indicators and better corporate earnings helped extend gains through most of the summer.

Although the tone of economic and financial news was mixed last autumn, it was a surprisingly positive period for most asset classes. Early on, the Fed defied market expectations with its decision to delay tapering, but higher volatility returned in late September 2013 when the U.S. Treasury Department warned that the national debt would soon breach its statutory maximum. The ensuing political brinksmanship led to a partial government shutdown, roiling global financial markets through the first half of October. Equities and other so-called “risk assets” managed to resume their rally when politicians finally engineered a compromise to reopen the government and extend the debt ceiling.

The remainder of 2013 was a generally positive period for stock markets in the developed world, although investors continued to grapple with uncertainty about when and how much the Fed would scale back on stimulus. When the Fed ultimately announced its tapering plans in mid-December, markets reacted positively, as this action signaled the Fed’s perception of real improvement in the economy, and investors were finally released from the anxiety that had gripped them for quite some time.

The start of the new year brought a stark change in sentiment. Heightened volatility in emerging markets — driven by reduced global liquidity, severe currency weakness, high levels of debt and uneven growth – combined with mixed U.S. economic data caused global equities to weaken in January while bond markets found renewed strength from investors seeking relatively safer assets. Although these headwinds persisted, equities were back on the rise in February as investors were encouraged by a one-year extension of the U.S. debt ceiling and market-friendly comments from new Fed Chair Janet Yellen. While U.S. economic data had softened, investors were assuaged by increasing evidence that this was a temporary trend resulting from harsher-than-usual winter weather.

In the final months of the period, signs of decelerating growth in China and geopolitical tensions in Russia and Ukraine made for a bumpy ride, but markets continued their climb as investors focused on improving U.S. economic data, stronger corporate earnings and a still-dovish central bank. Within developed markets, investors shifted from growth to value stocks as the strong performance of growth stocks in 2013 had pushed valuations higher in many of these sectors. Emerging markets also benefited from this broad rotation into cheaper valuations and were further supported by an improving growth outlook for a number of developing countries.

Even though investors were gearing up for a modest shift toward tighter monetary policy from the Fed, equity markets in the developed world posted solid gains for the six- and 12-month periods ended April 30. Emerging markets, however, experienced increased volatility amid heightened risks for the asset class. Interest rate uncertainty posed a headwind for fixed income assets, and higher-quality sectors of the market performed poorly over the reporting period. Conversely, high yield bonds benefited from income-oriented investors’ search for yield in the overall low-rate environment. Short-term interest rates remained near zero, keeping yields on money market securities close to historic lows.

At BlackRock, we believe investors need to think globally, extend their scope across a broad array of asset classes and be prepared to move freely as market conditions change over time. We encourage you to talk with your financial advisor and visit www.blackrock.com for further insight about investing in today’s world.

Sincerely,

Rob Kapito

President, BlackRock Advisors, LLC

  In a modest global growth environment, expectations around monetary policy changes continued to be a key theme in financial market performance.

Rob Kapito

President, BlackRock Advisors, LLC

Total Returns as of April 30, 2014
	6-month	12-month
U.S. large cap equities (S&P 500® Index)	8.36%	20.44%
U.S. small cap equities (Russell 2000® Index)	3.08	20.50
International equities (MSCI Europe, Australasia, Far East Index)	4.44	13.35
Emerging market equities (MSCI Emerging Markets Index)	(2.98)	(1.84)
3-month Treasury bills (BofA Merrill Lynch 3-Month U.S. Treasury Bill Index)	0.03	0.06
U.S. Treasury securities (BofA Merrill Lynch 10-Year U.S. Treasury Index)	0.88	(5.25)
U.S. investment-grade bonds (Barclays U.S. Aggregate Bond Index)	1.74	(0.26)
Tax-exempt municipal bonds (S&P Municipal Bond Index)	4.24	0.46
U.S. high yield bonds (Barclays U.S. Corporate High Yield 2% Issuer Capped Index)	4.72	6.28
Past performance is no guarantee of future results. Index performance is shown for illustrative purposes only. You cannot invest directly in an index.

THIS PAGE NOT PART OF YOUR FUND REPORT	3

Fund Summary as of April 30, 2014	BlackRock Emerging Markets Fund, Inc.

Investment Objective

BlackRock Emerging Markets Fund, Inc.’s (the “Fund”) investment objective is to seek long-term capital appreciation by investing in securities, principally equity securities, of issuers in countries having smaller capital markets.

Portfolio Management Commentary

How did the Fund perform?

•

For the six-month period ended April 30, 2014, the Fund’s Institutional and Investor A Share classes outperformed the benchmark, the MSCI Emerging Markets Index, while the Fund’s Investor B and Investor C Shares underperformed the benchmark index.

What factors influenced performance?

•

Heightened volatility in emerging markets in the first half of the period resulted in negative returns for both the Fund and its benchmark index for the overall six-month period. Relative to the benchmark index, the Fund benefited from stock selection in Taiwan, Brazil and India. From a sector perspective, stock selection in consumer discretionary, telecommunication services and materials had a positive impact on returns. Notable individual contributors to the Fund’s performance were Brazilian secondary education provider Kroton Educacional SA, South Korean semiconductor manufacturer SK Hynix, Inc. and Indian car manufacturer Tata Motors Ltd.

•

Conversely, stock selection in Russia and China detracted from relative performance, as did the Fund’s underweight to South Africa. Stock selection in the industrials, consumer staples and information technology (“IT”) sectors weighed on results. On an individual security basis, the largest detractors from performance were milk producer China Huishan Dairy Holdings Co., Ltd., Russian internet company Mail.Ru Group Ltd. and Russian drilling company Eurasia Drilling Co. Ltd.

Describe recent portfolio activity.

•

During the six-month period, the Fund initiated positions in Greece, including an investment in Bank of Piraeus, which is the largest bank in Greece and deemed likely to benefit from both an improving domestic economy and a consolidation of the nation’s banking industry. The Fund also increased exposure to South Korea by adding to a position in Hyundai Motor Co. Conversely, the Fund reduced weightings in Brazil and China with the sale of Brazilian car rental service Localiza Rent a Car SA and Chinese oil and gas producer CNOOC Ltd. as well as a reduced position in Bank of China Ltd.

Describe portfolio positioning at period end.

•

Relative to the MSCI Emerging Markets Index, the Fund ended the period with an overweight in select IT companies with strong competitive positions as well as consumer stocks with mass market exposure. The Fund remained underweight in the energy sector given expectations that increasing supply from new sources will limit returns on these stocks.

•

From a geographic perspective, the Fund maintained an overweight to India given an improving economic environment and the potential for further upside resulting from a possible change in government. The Fund remained underweight in South Africa, where social unrest has continued to be a factor and economic activity has been slowing.

•

As of period end, the investment advisor maintains a positive outlook for emerging markets in 2014, driven by several key factors including an acceleration in earnings growth, improving net export growth and political reform in a number of developing countries. Broadly speaking, emerging market equities offer a wide range of opportunities given exceptionally low valuations and stronger earnings growth.

The views expressed reflect the opinions of BlackRock as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.

Portfolio Information

Ten Largest Holdings	Percent of Long-Term Investments

Taiwan Semiconductor Manufacturing Co. Ltd. – ADR	4%
Itau Unibanco Holdings SA, Preference Shares – ADR	4
Hyundai Motor Co.	3
Shinhan Financial Group Co., Ltd	3
SK Hynix, Inc	3
Samsung Electronics Co. Ltd	3
Kroton Educacional SA	2
Bank of China Ltd., Class H	2
Anhui Conch Cement Co., Ltd., Class H	2
Powszechna Kasa Oszczednosci Bank Polski SA	2

Geographic Allocation	Percent of Long-Term Investments

South Korea	17%
Brazil	12
Taiwan	12
China	11
Hong Kong	10
India	8
Mexico	5
United States	4
Russia	3
Greece	3
Philippines	3
Indonesia	2
Poland	2
Ireland	2
Peru	2
South Africa	2
Other[1]	2

[1]	Other includes a 1% holding or less in each of the following countries: Netherlands, Panama and Thailand.

4	SEMI-ANNUAL REPORT	APRIL 30, 2014

BlackRock Emerging Markets Fund, Inc.

Total Return Based on a $10,000 Investment

[1]	Assuming maximum sales charges, if any, transaction costs and other operating expenses, including investment advisory fees. Institutional Shares do not have a sales charge.

[2]	The Fund invests at least 80% of its total assets in equity securities of issuers located in countries with developing capital markets.

[3]	This free float-adjusted market capitalization weighted index is designed to measure equity market performance of emerging markets.

Performance Summary for the Period Ended April 30, 2014

		Average Annual Total Returns[4]
		1 Year		5 Years		10 Years
	6-Month Total Returns	w/o sales charge	w/sales charge	w/o sales charge	w/sales charge	w/o sales charge	w/sales charge
Institutional	(2.75)%	(4.36)%	N/A	11.46%	N/A	10.34%	N/A
Investor A	(2.92)	(4.69)	(9.69)%	11.10	9.91%	10.02	9.42%
Investor B	(3.49)	(5.69)	(9.93)	10.07	9.79	9.29	9.29
Investor C	(3.30)	(5.46)	(6.41)	10.19	10.19	9.13	9.13
MSCI Emerging Markets Index	(2.98)	(1.84)	N/A	11.08	N/A	11.09	N/A

[4]

Assuming maximum sales charges, if any. Average annual total returns with and without sales charges reflect reductions for distribution and service fees. See “About Fund Performance” on page 8 for a detailed description of share classes, including any related sales charges and fees.

N/A — Not applicable as share class and index do not have a sales charge.

Past performance is not indicative of future results.

Expense Example

	Actual			Hypothetical[6]
	Beginning Account Value November 1, 2013	Ending Account Value April 30, 2014	Expenses Paid During the Period[5]	Beginning Account Value November 1, 2013	Ending Account Value April 30, 2014	Expenses Paid During the Period[5]	Annualized Expense Ratio
Institutional	$1,000.00	$972.50	$5.62	$1,000.00	$1019.09	$5.76	1.15%
Investor A	$1,000.00	$970.80	$7.57	$1,000.00	$1017.11	$7.75	1.55%
Investor B	$1,000.00	$965.10	$13.16	$1,000.00	$1011.41	$13.47	2.70%
Investor C	$1,000.00	$967.00	$11.61	$1,000.00	$1012.99	$11.88	2.38%

[5]

For each class of the Fund, expenses are equal to the annualized net expense ratio for the class, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period shown).

[6]	Hypothetical 5% annual return before expenses is calculated by pro rating the number of days in the most recent fiscal half year divided by 365.

See “Disclosure of Expenses” on page 8 for further information on how expenses were calculated.

SEMI-ANNUAL REPORT	APRIL 30, 2014	5

Fund Summary as of April 30, 2014	BlackRock Latin America Fund, Inc.

Investment Objective

BlackRock Latin America Fund Inc.’s (the “Fund”) investment objective is to seek long-term capital appreciation by investing primarily in Latin American equity and debt securities.

Portfolio Management Commentary

How did the Fund perform?

•	For the six-month period ended April 30, 3014, the Fund outperformed its benchmark, the MSCI Emerging Markets Latin America Index.

What factors influenced performance?

•

Heightened volatility in emerging markets in the first half of the period resulted in negative returns for both the Fund and its benchmark index for the overall six-month period. Relative to the benchmark index, stock selection within Mexico and Brazil had a positive impact on returns. Additionally, the Fund’s underweight to Chile proved beneficial, as did an overweight to Peru. Notable individual contributors to performance included Itau Unibanco Holdings S.A., Kroton and Cemex SAB de CV. Brazilian bank Itau Unibanco Holding SA reported stronger-than-expected earnings results in the fourth quarter of 2013 as a result of robust loan growth and lower loan-loss provisioning. Brazilian secondary education provider Kroton Educacional SA performed well after posting strong earnings results as margins improved due to government financing and increasing enrollment for both its on-site and distance learning. Mexican cement company Cemex SAB de CV benefited from improving financial results at its U.S. operations.

•

As emerging market stocks rebounded later in the period, the Fund’s allocation to cash detracted from performance relative to the benchmark index. Also detracting was a non-benchmark position in Canadian-listed Colombian oil company Pacific Rubiales Energy Corp., which the Fund sold during the period. Additionally, not owning Cielo SA hurt relative results as the Brazilian credit card acquirer performed well given the expectation of growing credit/debit card usage and lower-than-expected competitive pressures from other credit card acquirers. An underweight to Brazilian financial exchange BM&F BOVESPA hindered the Fund’s performance as the high-beta stock (highly sensitive to market movements) benefited from a strong-performing Brazilian stock market during the period. The Fund’s overweight to Brazilian miner Vale SA had a negative impact on returns as the company suffered amid lower commodity prices, with iron ore prices hitting a 52-week low during the first quarter of 2014, and lower demand from China.

Describe recent portfolio activity.

•

During the six-month period, the Fund’s allocation to consumer staples increased due to a new position in Walmart de Mexico. In Brazil, the Fund added to a holding in Petroleo Brasileiro SA given the view that the state-run oil company could be one of the largest beneficiaries of a possible opposition win in the country’s October presidential election. The Fund increased exposure to Peru by adding to a position in Credicorp Ltd., which is the country’s leading financial institution. This investment was predicated on expectations for the company’s improving asset quality, mid-teens loan growth and its position as the industry leader in one of the fastest growing economies in the region. In addition, the Fund added to holdings in materials, thereby reducing the underweight to this sector.

•

The Fund reduced exposure to industrials with the sale of Panamanian airline Copa Holdings SA due to concerns about the company’s cash balance in Venezuela. Exposure to telecommunication services decreased as the Fund reduced its position in America Movil SAB de CV given ongoing regulatory uncertainty and concerns over the company’s questionable strategy of committing significant capital to expand into very competitive markets in Europe.

Describe portfolio positioning at period end.

•

Relative to the MSCI Emerging Markets Latin America Index, the Fund was positioned with overweights to Brazil and Peru and underweights to Mexico, Chile and Colombia. The Brazilian position was predicated on the view that these stocks are likely to benefit from an improvement in global sentiment toward emerging markets, as well as the increasing potential for an opposition win in the October presidential election. Peru was the investment advisor’s top pick in the Andean region due to superior growth and attractive valuation levels. Although the Fund remained underweight in Mexico, the investment advisor’s outlook for this market has improved given the ongoing approval of various secondary laws relating to the reforms of 2013, as well as the expectation of a pick-up in economic activity during the second half of 2014. Equities in Chile and Colombia continued to look unattractive from a valuation perspective.

The views expressed reflect the opinions of BlackRock as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.

Portfolio Information

Ten Largest Holdings	Percent of Long-Term Investments

Itau Unibanco Holdings SA, Preference Shares – ADR	10%
Vale SA, Preference ‘A’ Shares – ADR	7
Banco Bradesco SA – ADR	6
AMBEV SA – ADR	5
Petroleo Brasileiro SA – ADR	5
BB Seguridade Participacoes SA	5
Grupo Televisa SAB – ADR	4
Cemex SAB de CV – ADR	4
Credicorp Ltd.	4
Wal-Mart de Mexico SAB de CV, Series V	3

Geographic Allocation	Percent of Long-Term Investments

Brazil	67%
Mexico	24
Peru	5
Chile	3
Colombia	1

6	SEMI-ANNUAL REPORT	APRIL 30, 2014

BlackRock Latin America Fund, Inc.

Total Return Based on a $10,000 Investment

[1]	Assuming maximum sales charge, if any, transaction costs and other operating expenses, including investment advisory fees. Institutional Shares do not have a sales charge.

[2]	The Fund will invest at least 80% of its total assets in Latin American securities.

[3]	This free float-adjusted market capitalization weighted index is designed to measure the equity market performance of emerging markets in Latin America.

Performance Summary for the Period Ended April 30, 2014

		Average Annual Total Returns[4]
		1 Year		5 Years		10 Years
	6-Month Total Returns	w/o sales charge	w/sales charge	w/o sales charge	w/sales charge	w/o sales charge	w/sales charge
Institutional	(1.86)%	(11.44)%	N/A	9.45%	N/A	15.95%	N/A
Investor A	(2.00)	(11.69)	(16.33)%	9.15	7.98%	15.64	15.02%
Investor B	(2.48)	(12.50)	(16.44)	8.18	7.89	14.88	14.88
Investor C	(2.42)	(12.42)	(13.30)	8.27	8.27	14.73	14.73
MSCI Emerging Markets Latin America Index	(3.98)	(11.26)	N/A	8.20	N/A	15.35	N/A

[4]

Assuming maximum sales charges, if any. Average annual total returns with and without sales charges reflect reductions for distribution and service fees. See “About Fund Performance” on page 8 for a detailed description of share classes, including any related sales charges and fees.

N/A — Not applicable as share class and index do not have a sales charge.

Past performance is not indicative of future results.

Expense Example

	Actual			Hypothetical[6]
	Beginning Account Value November 1, 2013	Ending Account Value April 30, 2014	Expenses Paid During the Period[5]	Beginning Account Value November 1, 2013	Ending Account Value April 30, 2014	Expenses Paid During the Period[5]	Annualized Expense Ratio
Institutional	$1,000.00	$981.40	$6.48	$1,000.00	$1018.25	$6.61	1.32%
Investor A	$1,000.00	$980.00	$7.81	$1,000.00	$1016.91	$7.95	1.59%
Investor B	$1,000.00	$975.20	$12.73	$1,000.00	$1011.90	$12.97	2.60%
Investor C	$1,000.00	$975.80	$12.00	$1,000.00	$1012.65	$12.23	2.45%

[5]

For each class of the Fund, expenses are equal to the annualized net expense ratio for the class, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period shown).

[6]	Hypothetical 5% annual return before expenses is calculated by pro rating the number of days in the most recent fiscal half year divided by 365.

See “Disclosure of Expenses” on page 8 for further information on how expenses were calculated.

SEMI-ANNUAL REPORT	APRIL 30, 2014	7

About Fund Performance

•	Institutional Shares are not subject to any sales charge. These shares bear no ongoing distribution or service fees and are available only to certain eligible investors.

•

Investor A Shares are subject to a maximum initial sales charge (front-end load) of 5.25% and a service fee of 0.25% per year (but no distribution fee). Certain redemptions of these shares may be subject to a contingent deferred sales charge (“CDSC”) where no initial sales charge was paid at the time of purchase.

•

Investor B Shares are subject to a maximum CDSC of 4.50% declining to 0% after six years. In addition, these shares are subject to a distribution fee of 0.75% per year and a service fee of 0.25% per year. These shares automatically convert to Investor A Shares after approximately eight years. (There is no initial sales charge for automatic share conversions.) All returns for periods greater than eight years reflect this conversion. These shares are only available through exchanges and dividend reinvestments by existing shareholders or for purchase by certain employer-sponsored retirement plans.

•

Investor C Shares are subject to a 1.00% CDSC if redeemed within one year of purchase. In addition, these shares are subject to a distribution fee of 0.75% per year and a service fee of 0.25% per year.

Performance information reflects past performance and does not guarantee future results. Current performance may be lower or higher than the performance data quoted. Refer to www.blackrock.com/funds to obtain performance data current to the most recent month end. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Figures shown in the performance tables on pages 5 and 7 assume reinvestment of all dividends and capital gain distributions, if any, at net asset value on the ex-dividend date. Investment return and principal value of shares will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Dividends paid to each class of shares will vary because of the different levels of service, distribution and transfer agency fees applicable to each class, which are deducted from the income available to be paid to shareholders. In certain periods, the Funds’ investment advisor waived a portion of its fees. Without such waiver, the Funds’ performance would have been lower.

Disclosure of Expenses

Shareholders of these Funds may incur the following charges: (a) transactional expenses, such as sales charges; and (b) operating expenses, including investment advisory fees, service and distribution fees, including 12b-1 fees, and other Fund expenses. The expense examples on the previous pages (which are based on a hypothetical investment of $1,000 invested on November 1, 2013 and held through April 30, 2014) are intended to assist shareholders both in calculating expenses based on an investment in the Funds and in comparing these expenses with similar costs of investing in other mutual funds.

The expense examples provide information about actual account values and actual expenses. In order to estimate the expenses a shareholder paid during the period covered by this report, shareholders can divide their account value by $1,000 and then multiply the result by the number corresponding to their Fund and share class under the heading entitled “Expenses Paid During the Period.”

The expense examples also provide information about hypothetical account values and hypothetical expenses based on a Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses. In order to assist shareholders in comparing the ongoing expenses of investing in these Funds and other funds, compare the 5% hypothetical examples with the 5% hypothetical examples that appear in other funds’ shareholder reports.

The expenses shown in the expense examples are intended to highlight shareholders’ ongoing costs only and do not reflect any transactional expenses, such as sales charges, if any. Therefore, the hypothetical examples are useful in comparing ongoing expenses only, and will not help shareholders determine the relative total expenses of owning different funds. If these transactional expenses were included, shareholder expenses would have been higher.

8	SEMI-ANNUAL REPORT	APRIL 30, 2014

Derivative Financial Instruments

The Funds may invest in various derivative financial instruments, including foreign currency exchange contracts, as specified in Note 4 of the Notes to Financial Statements, which may constitute forms of economic leverage. Such derivative financial instruments are used to obtain exposure to a market without owning or taking physical custody of securities or to hedge market, equity and/or foreign currency exchange rate risks. Derivative financial instruments involve risks, including the imperfect correlation between the value of a derivative financial instrument and the underlying asset, possible default of the counterparty to the transaction or illiquidity of the derivative financial instrument. The Funds’ ability to use a derivative financial instrument successfully depends on the investment advisor’s ability to predict pertinent market movements accurately, which cannot be assured. The use of derivative financial instruments may result in losses greater than if they had not been used, may require a Fund to sell or purchase portfolio investments at inopportune times or for distressed values, may limit the amount of appreciation a Fund can realize on an investment, may result in lower dividends paid to shareholders and/or may cause a Fund to hold an investment that it might otherwise sell. The Funds’ investments in these instruments are discussed in detail in the Notes to Financial Statements.

SEMI-ANNUAL REPORT	APRIL 30, 2014	9

Schedule of Investments April 30, 2014 (Unaudited)	BlackRock Emerging Markets Fund, Inc. (Percentages shown are based on Net Assets)

Common Stocks	Shares	Value
Brazil — 11.8%
Banco Nacional SA, Preference Shares (a)	42,567,626	$191
BB Seguridade Participacoes SA	842,096	9,868,357
BRF SA	381,275	8,635,223
Itau Unibanco Holding SA, Preference Shares — ADR	1,824,587	29,850,243
Kroton Educacional SA	786,900	16,854,959
Petroleo Brasileiro SA — ADR	797,188	11,064,969
Suzano Papel e Celulose SA, Preference ‘A’ Shares	1,193,451	3,891,193
Vale SA	1,010,123	13,318,810

		93,483,945
China — 10.0%
Anhui Conch Cement Co., Ltd., Class H (b)	4,278,500	15,974,846
Baidu, Inc. — ADR (a)	83,600	12,861,860
Bank of China Ltd., Class H	36,300,200	15,993,804
China Galaxy Securities Co., Ltd., Class H (a)	14,326,400	8,403,490
China Huishan Dairy Holdings Co., Ltd. (a)(b)	26,296,500	5,987,880
Great Wall Motor Co. Ltd., Class H	1,761,500	8,013,557
PetroChina Co. Ltd., Class H	5,842,000	6,740,351
Tencent Holdings Ltd.	80,462	5,065,883

		79,041,671
Greece — 2.8%
OPAP SA	643,610	10,278,478
Piraeus Bank SA (a)	4,833,793	11,407,640

		21,686,118
Hong Kong — 9.6%
AIA Group Ltd.	3,186,200	15,496,382
ASM Pacific Technology Ltd.	957,500	10,645,819
China Merchants Holdings International Co., Ltd.	2,934,000	9,206,729
China Overseas Land & Investment Ltd.	2,648,000	6,518,533
ENN Energy Holdings Ltd.	342,000	2,392,055
Haier Electronics Group Co., Ltd.	3,289,000	8,090,494
Melco Crown Entertainment Ltd. — ADR	264,975	9,056,845
Sands China Ltd.	1,998,000	14,668,837

		76,075,694
India — 8.4%
Dr. Reddy’s Laboratories Ltd. — ADR	259,211	11,682,640
ICICI Bank Ltd. — ADR	196,868	8,400,357
ITC Ltd.	1,649,220	9,324,333
Larsen & Toubro Ltd.	275,821	5,932,074
Sun Pharmaceutical Industries Ltd.	986,078	10,358,971
Tata Motors Ltd. — ADR	291,892	10,922,599
Tata Steel Ltd.	1,417,734	9,437,790

		66,058,764
Indonesia — 2.2%
Astra International Tbk PT	8,232,958	5,304,429
Bank Central Asia Tbk PT	12,600,024	12,000,231

		17,304,660
Ireland — 1.9%
Dragon Oil PLC	1,431,923	15,231,789
Common Stocks	Shares	Value
Mexico — 5.1%
Cemex SAB de CV (a)	11,408,556	$14,589,069
Grupo Aeroportuario del Pacifico SAB de CV, Class B	963,549	5,794,809
Grupo Financiero Banorte SAB de CV, Series O	1,743,034	11,555,165
Grupo Televisa SAB — ADR	252,362	8,279,997

		40,219,040
Netherlands — 0.9%
Yandex NV (a)	270,672	7,172,808
Panama — 0.7%
Copa Holdings SA, Class A	42,089	5,693,800
Peru — 1.9%
Credicorp Ltd.	99,854	14,903,210
Philippines — 2.5%
BDO Unibank, Inc.	5,165,310	10,251,195
Philippine Long Distance Telephone Co.	150,750	9,744,749

		19,995,944
Poland — 2.0%
Powszechna Kasa Oszczednosci Bank Polski SA	1,161,244	15,936,193
Russia — 3.0%
Magnit OJSC — GDR	186,242	8,813,448
Mail.ru Group Ltd. — GDR (a)	294,812	8,029,682
NovaTek OAO — GDR	64,998	6,720,209

		23,563,339
South Africa — 1.5%
Mr. Price Group Ltd.	625,790	9,429,441
Sanlam Ltd.	449,938	2,410,381

		11,839,822
South Korea — 13.6%
Hyundai Motor Co.	97,600	21,761,525
Naturalendo Tech Co., Ltd. (a)	142,283	8,707,725
POSCO	37,965	11,215,934
Samsung Electronics Co. Ltd.	14,984	19,538,542
Samsung Heavy Industries Co. Ltd.	87,790	2,404,783
SK Hynix, Inc. (a)	503,020	19,614,484
SK Telecom Co., Ltd.	51,880	10,742,009
Wonik IPS Co., Ltd. (a)	1,372,346	13,744,173

		107,729,175
Taiwan — 11.5%
Cathay Financial Holding Co., Ltd.	10,613,000	15,006,621
Delta Electronics, Inc.	1,341,000	8,233,303
Hermes Microvision, Inc.	105,903	4,398,786
Hon Hai Precision Industry Co., Ltd.	3,488,699	10,019,407
MediaTek, Inc.	996,000	15,607,304
Radiant Opto-Electronics Corp.	1,215,000	4,898,595
Taiwan Semiconductor Manufacturing Co., Ltd. — ADR	1,615,246	32,466,445

		90,630,461

Portfolio Abbreviations

To simplify the listings of portfolio holdings in the Schedules of Investments, the names and descriptions of many of the securities have been abbreviated according to the following list:	ADR	American Depositary Receipts
	GDR	Global Depositary Receipt
	NVDR	Non-voting Depository Receipts
	USD	U.S. Dollar

See Notes to Financial Statements.

10	SEMI-ANNUAL REPORT	APRIL 30, 2014

Schedule of Investments (continued)	BlackRock Emerging Markets Fund, Inc. (Percentages shown are based on Net Assets)

Common Stocks		Shares	Value
Thailand — 1.1%
Kasikornbank PCL — NVDR		1,508,400	$8,948,100
United States — 3.9%
Cognizant Technology Solutions Corp., Class A (a)		257,403	12,330,891
First Cash Financial Services, Inc. (a)		178,179	8,689,790
Samsonite International SA		2,933,100	9,319,630

			30,340,311
Total Common Stocks — 94.4%			745,854,844

Participation Notes		Par (000)
South Korea — 3.3%
Deutsche Bank AG London Ltd.:
(Hyundai Motor Co.), due 8/23/21 (a)	USD	7	$1,585,048
(LG Chem Ltd.), due 12/04/17 (a)		17	4,217,468
UBS AG (Shinhan Financial Group Co., Ltd.), due 2/22/16 (a)		463	20,162,857
Total Participation Notes — 3.3%			25,965,373
Total Long-Term Investments (Cost — $691,466,757) — 97.7%			771,820,217
Short-Term Securities		Shares	Value
BlackRock Liquidity Funds, TempFund, Institutional Class, 0.03% (c)(d)		12,984,553	$12,984,553

		Beneficial Interest (000)
BlackRock Liquidity Series, LLC, Money Market Series, 0.18% (c)(d)(e)	USD	20,758	20,758,140
Total Short-Term Securities (Cost — $33,742,693) — 4.3%			33,742,693
Total Investments (Cost — $725,209,450) — 102.0%			805,562,910
Liabilities in Excess of Other Assets — (2.0)%			(15,580,865)

Net Assets — 100.0%			$789,982,045

Notes to Schedule of Investments

(a)	Non-income producing security.

(b)	Security, or a portion of security, is on loan.

(c)	Investments in issuers considered to be an affiliate of the Fund during the period ended April 30, 2014, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliate	Shares/Beneficial Interest Held at October 31, 2013	Net Activity	Shares/Beneficial Interest Held at April 30, 2014	Income
BlackRock Liquidity Funds, TempFund, Institutional Class	12,203,141	781,412	12,984,553	$4,060
BlackRock Liquidity Series, LLC, Money Market Series	$2,485,950	$18,272,190	$20,758,140	$386,817

(d)	Represents the current yield as of report date.

(e)	Security was purchased with the cash collateral from loaned securities. The Fund may withdraw up to 25% of its investment daily, although the manager of the BlackRock Liquidity Series, LLC, Money Market Series, in its sole discretion, may permit an investor to withdraw more than 25% on any one day.

•

Fair Value Measurements — Various inputs are used in determining the fair value of investments. These inputs to valuation techniques are categorized into a disclosure hierarchy consisting of three broad levels for financial statement purposes as follows:

•	Level 1 — unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Fund has the ability to access

•

Level 2 — other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs)

•

Level 3 — unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s own assumptions used in determining the fair value of investments)

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

See Notes to Financial Statements.

SEMI-ANNUAL REPORT	APRIL 30, 2014	11

Schedule of Investments (continued)	BlackRock Emerging Markets Fund, Inc.

Changes in valuation techniques may result in transfers into or out of an assigned level within the disclosure hierarchy. In accordance with the Fund’s policy, transfers between different levels of the fair value disclosure hierarchy are deemed to have occurred as of the beginning of the reporting period. The categorization of a value determined for investments is based on the pricing transparency of the investment and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of investments, please refer to Note 2 of the Notes to Financial Statements.

The following table summarizes the Fund’s investments categorized in the disclosure hierarchy as of April 30, 2014:

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Long-Term Investments:
Common Stocks:
Brazil	$93,483,754	—	$191	$93,483,945
China	—	$66,179,811	—	66,179,811
Greece	—	21,686,118	—	21,686,118
Hong Kong	19,702,664	56,373,030	—	76,075,694
India	31,005,596	35,053,168	—	66,058,764
Indonesia	—	17,304,660	—	17,304,660
Ireland	—	15,231,789	—	15,231,789
Mexico	40,219,040	—	—	40,219,040
Netherlands	7,172,808	—	—	7,172,808
Panama	5,693,800	—	—	5,693,800
Peru	14,903,210	—	—	14,903,210
Philippines	—	19,995,944	—	19,995,944
Poland	—	15,936,193	—	15,936,193
Russia	—	23,563,339	—	23,563,339
South Africa	—	11,839,822	—	11,839,822
South Korea	—	107,729,175	—	107,729,175
Switzerland	12,861,860	—	—	12,861,860
Taiwan	32,466,445	58,164,016	—	90,630,461
Thailand	—	8,948,100	—	8,948,100
United States	21,020,681	9,319,630	—	30,340,311
Participation Notes	—	25,965,373	—	25,965,373
Short-Term Securities	12,984,553	20,758,140	—	33,742,693

Total	$291,514,411	$514,048,308	$191	$805,562,910

The carrying amount for certain of the Fund’s assets and/or liabilities approximates fair value for financial statement purposes. As of April 30, 2014, such assets and/or liabilities are categorized within the disclosure hierarchy as follows:

	Level 1	Level 2	Level 3	Total
Assets:
Foreign currency at value	$1,577,516	—	—	$1,577,516
Liabilities:
Collateral on securities loaned at value	—	$(20,758,140)	—	(20,758,140)

Total	$1,577,516	$(20,758,140)	—	$(19,180,624)

Certain foreign securities are fair valued utilizing an external pricing service to reflect any significant market movements between the time the Fund values such securities and the earlier closing of foreign markets. Such fair valuations are categorized as Level 2 in the disclosure hierarchy. As of October 31, 2013, the Fund did not utilize the external pricing service model adjustments as significant market movements did not occur. As of April 30, 2014, securities with a value of $12,343,190 were systematically fair valued due to significant market movements. Therefore, these securities were transferred from Level 1 to Level 2 during the period November 1, 2013 to April 30, 2014.

See Notes to Financial Statements.

12	SEMI-ANNUAL REPORT	APRIL 30, 2014

Schedule of Investments (concluded)	BlackRock Emerging Markets Fund, Inc.

A reconciliation of Level 3 investments is presented when the Fund had a significant amount of Level 3 investments at the beginning and/or end of the period in relation to net assets. The following table is a reconciliation of Level 3 investments for which significant unobservable inputs were used in determining fair value:

	Common Stocks	Participation Notes	Rights	Total
Assets:
Opening Balance, as of October 31, 2013	—	$14,452,014	$68,725	$14,520,739
Transfers into Level 3	—	—	—	—
Transfers out of Level 3[1]	—	(14,452,014)	—	(14,452,014)
Accrued discounts/premiums	—	—	—	—
Net realized gain (loss)	—	—	—	—
Net change in unrealized appreciation/depreciation[2,3]	$191	—	(68,725)	(68,534)
Purchases	—	—	—	—
Sales	—	—	—	—

Closing Balance, as of April 30, 2014	$191	—	—	$191

Net change in unrealized appreciation/depreciation on investments still held at April 30, 2014[3]	$191	—	—	$191

1  As of October 31, 2013, the Trust used significant unobservable inputs in determining the value of certain investments. As of April 30, 2014, the Fund used observable inputs in determining the value of the same investments. As a result, investments with a beginning of period value of $14,452,014 transferred from Level 3 to Level 2 in the disclosure hierarchy.

[2] Included in the related net change in unrealized appreciation/depreciation in the Statements of Operations.

[3]   Any difference between Net change in unrealized appreciation/depreciation and Net change in unrealized appreciation/depreciation on investments still held at April 30, 2014, is generally due to investments no longer held or categorized as Level 3 at period end.

The Fund’s investments that are categorized as Level 3 were valued utilizing third party pricing information without adjustment. Such valuations are based on unobservable inputs. A significant change in third party information inputs could result in a significantly lower or higher value of such Level 3 investments.

See Notes to Financial Statements.

SEMI-ANNUAL REPORT	APRIL 30, 2014	13

Schedule of Investments April 30, 2014 (Unaudited)	BlackRock Latin America Fund, Inc. (Percentages shown are based on Net Assets)

Common Stocks		Shares		Value
Brazil — 59.2%
AMBEV SA, ADR		2,584,000		$18,734,000
Arezzo Industria e Comercio SA		53,000		593,049
Autometal SA		162,000		1,344,097
Banco Bradesco SA — ADR		1,298,000		19,301,260
BB Seguridade Participacoes SA		1,392,000		16,312,573
BR Properties SA		624,000		4,984,164
BRF SA — ADR		396,000		8,949,600
CCR SA		1,096,000		8,577,284
Cia Brasileira de Distribuicao Grupo Pao de Acucar, Preference Shares		165,000		7,806,929
Cosan Ltd., Class A		72,000		873,360
Cosan SA Industria e Comercio		277,000		4,750,524
Even Construtora e Incorporadora SA		535,000		1,722,749
Fibria Celulose SA (a)		38,000		378,338
Fibria Celulose SA — Sponsored ADR (a)		62,000		615,660
Hypermarcas SA		427,905		3,153,035
Iguatemi Empresa de Shopping Centers SA		185,000		1,839,421
Itau Unibanco Holding SA, Preference Shares — ADR		2,141,000		35,026,760
Klabin SA, Preference Shares		728,000		3,819,980
Kroton Educacional SA		128,000		2,741,689
Localiza Rent a Car SA		54,000		806,458
Lojas Renner SA		7,000		205,942
LPS Brasil Consultoria de Imoveis SA		297,000		1,485,166
Marcopolo SA, Preference Shares		1,217,000		2,232,327
Mills Estruturas e Servicos de Engenharia SA		142,000		1,790,802
Petroleo Brasileiro SA — ADR		1,700,000		24,066,120
Raia Drogasil SA		198,000		1,687,185
Transmissora Alianca de Energia Eletrica SA		210,000		1,878,910
Ultrapar Participacoes SA		307,000		7,707,528
Vale SA, Preference Shares — ADR		1,948,000		23,122,760
Vale SA — ADR		122,000		1,612,840

				208,120,510
Chile — 2.8%
Banco Santander Chile — ADR		142,000		3,446,340
SACI Falabella		760,000		6,484,154

				9,930,494
Colombia — 0.8%
Cemex Latam Holdings SA (a)		291,000		2,686,743
Mexico — 23.2%
Alfa SAB de CV, Series A		2,706,000		7,125,543
Alpek SA de CV (b)		614,000		1,055,971
America Movil SAB de CV, Series L — ADR		396,000		7,951,680
Cemex SAB de CV — ADR (a)		1,073,680		13,571,315
Concentradora Fibra Hotelera Mexicana SA de CV		622,000		1,037,875
Fibra Uno Administracion SA de CV		1,217,000		3,975,814
Fomento Economico Mexicano SAB de CV — ADR		107,000		9,712,390
Grupo Aeroportuario del Pacifico SAB de CV, Class B		158,887		955,551
Grupo Financiero Banorte SAB de CV, Series O		973,000		6,450,348
Grupo Sanborns SA de CV		1,100,000		1,806,042
Grupo Televisa SAB — ADR		442,000		14,502,020
Common Stocks			Shares		Value
Mexico (concluded)
Kimberly-Clark de Mexico SAB de CV, Class A			511,617		$1,330,003
Mexico Real Estate Management SA de CV (a)			1,217,000		2,310,698
Wal-Mart de Mexico SAB de CV, Series V			3,933,425		9,945,745

					81,730,995
Peru — 5.3%
Credicorp Ltd.			84,000		12,537,000
Grana y Montero SA — ADR			112,000		1,951,040
Southern Copper Corp.			137,000		4,129,180

					18,617,220
Total Common Stocks — 91.3%					321,085,962

Corporate Bonds			Par (000)
Brazil — 0.6%
Hypermarcas SA:
3.00%, 10/15/15	BRL		1,648		932,381
11.30%, 10/15/18			1,236		415,893
Klabin SA, 12.24%, 1/08/19 (c)			24		685,475
Lupatech SA, Series 1, 6.50%, 4/15/18 (d)(e)			2.128		104,980
Total Corporate Bonds — 0.6%					2,138,729

Participation Notes
Brazil — 6.1%
Merrill Lynch International:
(Kroton Educacional SA), due 11/07/14	USD		325		6,961,318
(Localiza Rent a Car SA), due 5/08/14			75		1,120,081
Morgan Stanley BV:
(Arezzo Industria e Comercio SA), due 3/02/15			100		1,320,630
(Cosan SA Industria e Comercio), due 2/05/15			153		2,674,180
(Fibria Celulose SA), due 12/07/15			55		547,595
(Kroton Educacional SA), due 2/06/17			305		6,020,328
(Lojas Renner SA), due 2/27/17			50		1,704,560
(Lojas Renner SA), due 7/22/15			33		1,106,312
Total Participation Notes — 6.1%					21,455,004

Rights			Shares
Brazil — 0.0%
Klabin SA (a)			22,282		999

See Notes to Financial Statements.

14	SEMI-ANNUAL REPORT	APRIL 30, 2014

Schedule of Investments (continued)	BlackRock Latin America Fund, Inc. (Percentages shown are based on Net Assets)

Warrants (f)		Shares		Value
Brazil — 0.0%
Hypermarcas SA (Expires 10/15/15)		1,644		$—
Total Long-Term Investments (Cost — $267,048,187) — 98.0%				344,680,694

Short-Term Securities
BlackRock Liquidity Funds, TempFund, Institutional Class, 0.03% (g)(h)		2,381,567		2,381,567
Short-Term Securities			Beneficial Interest (000)		Value
BlackRock Liquidity Series, LLC, Money Market Series, 0.18% (g)(h)(i)	USD		882,162		$882,162
Total Short-Term Securities (Cost — $3,263,729) — 1.0%					3,263,729
Total Investments (Cost — $270,311,916) — 99.0%					347,944,423
Other Assets Less Liabilities — 1.0%					3,662,385

Net Assets — 100.0%					$351,606,808

Notes to Schedule of Investments

(a)	Non-income producing security.

(b)	Security, or a portion of security, is on loan.

(c)	Represents a step-down bond that pays an initial coupon rate for the first period and then a lower coupon rate for the following periods. Rate shown is as of report date.

(d)	Issuer filed for bankruptcy and/or is in default of principal and/or interest payments.

(e)	Convertible security.

(f)	Warrants entitle the Fund to purchase a predetermined number of shares of common stock and are non-income producing. The purchase price and number of shares are subject to adjustment under certain conditions until the expiration date, if any.

(g)	Investments in issuers considered to be an affiliate of the Fund during the period ended April 30, 2014, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliate	Shares/Beneficial Interest Held at October 31, 2013	Net Activity	Shares/Beneficial Interest Held at April 30, 2014	Income
BlackRock Liquidity Funds, TempFund, Institutional Class	1,907,527	474,040	2,381,567	$497
BlackRock Liquidity Series, LLC, Money Market Series	$3,075,150	$(2,192,988)	$882,162	$19,392

(h)	Represents the current yield as of report date.

(i)	Security was purchased with the cash collateral from loaned securities. The Fund may withdraw up to 25% of its investment daily, although the manager of the BlackRock Liquidity Series, LLC, Money Market Series, in its sole discretion, may permit an investor to withdraw more than 25% on any one day.

•

Fair Value Measurements — Various inputs are used in determining the fair value of investments. These inputs to valuation techniques are categorized into a disclosure hierarchy consisting of three broad levels for financial statement purposes as follows:

•	Level 1 — unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Fund has the ability to access

•

Level 2 — other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs)

•

Level 3 — unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s own assumptions used in determining the fair value of investments)

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

Changes in valuation techniques may result in transfers into or out of an assigned level within the disclosure hierarchy. In accordance with the Fund’s policy, transfers between different levels of the fair value disclosure hierarchy are deemed to have occurred as of the beginning of the reporting period. The categorization of a value determined for investments is based on the pricing transparency of the investment and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of investments, please refer to Note 2 of the Notes to Financial Statements.

See Notes to Financial Statements.

SEMI-ANNUAL REPORT	APRIL 30, 2014	15

Schedule of Investments (concluded)	BlackRock Latin America Fund, Inc.

The following table summarizes the Fund’s investments categorized in the disclosure hierarchy as of April 30, 2014:

	Level 1	Level 2	Level 3	Total
Assets:
Long-Term Investments:
Common Stocks:
Brazil	$208,120,510	—	—	$208,120,510
Chile	9,930,494	—	—	9,930,494
Colombia	2,686,743	—	—	2,686,743
Mexico	81,730,995	—	—	81,730,995
Peru	18,617,220	—	—	18,617,220
Corporate Bonds	—	—	$2,138,729	2,138,729
Participation Notes	—	$9,823,747	11,631,257	21,455,004
Rights	999	—	—	999
Short-Term Securities	2,381,567	882,162	—	3,263,729

Total	$323,468,528	$10,705,909	$13,769,986	$347,944,423

The carrying amount for certain of the Fund’s assets and/or liabilities approximates fair value for financial statement purposes. As of April 30, 2014, such assets and/or liabilities are categorized within the disclosure hierarchy as follows:

	Level 1	Level 2	Level 3	Total
Assets:
Foreign currency at value	$429,413	—	—	$429,413
Liabilities:
Collateral on securities loaned at value	—	$(882,162)	—	(882,162)

Total	$429,413	$(882,162)	—	$(452,749)

There were no transfers between Level 1 and Level 2 during the six months ended April 30, 2014.

A reconciliation of Level 3 investments is presented when the Fund had a significant amount of Level 3 investments at the beginning and/or end of the period in relation to net assets. The following table is a reconciliation of Level 3 investments for which significant unobservable inputs were used in determining fair value:

	Corporate Bonds	Participation Notes	Total
Assets:
Opening Balance, as of October 31, 2013	$1,495,204	$7,605,162	$9,100,366
Transfers into Level 3	—	—	—
Transfers out of Level 3	—	—	—
Accrued discounts/premiums	(1,280)	—	(1,280)
Net realized gain (loss)	(20,974)	—	(20,974)
Net change in unrealized appreciation/depreciation[1,2]	86,905	518,795	605,700
Purchases	640,143	3,507,300	4,147,443
Sales	(61,269)	—	(61,269)

Closing Balance, as of April 30, 2014	$2,138,729	$11,631,257	$13,769,986

Net change in unrealized appreciation/depreciation on investments still held at April 30, 2014[2]	$86,905	$518,795	$605,700

[1] Included in the related net change in unrealized appreciation/depreciation in the Statements of Operations.

[2]   Any difference between Net change in unrealized appreciation/depreciation and Net change in unrealized appreciation/depreciation on investments still held at April 30, 2014 is generally due to investments no longer held or categorized as Level 3 at period end.

The Fund’s investments that are categorized as Level 3 were valued utilizing third party pricing information without adjustment. Such valuations are based on unobservable inputs. A significant change in third party information inputs could result in a significantly lower or higher value of such Level 3 investments.

See Notes to Financial Statements.

16	SEMI-ANNUAL REPORT	APRIL 30, 2014

Statements of Assets and Liabilities

April 30, 2014 (Unaudited)	BlackRock Emerging Markets Fund, Inc.	BlackRock Latin America Fund, Inc.

Assets
Investments at value — unaffiliated[1,2]	$771,820,217	$344,680,694
Investments at value — affiliated[3]	33,742,693	3,263,729
Investments sold receivable	12,103,988	2,908,747
Dividends receivable	960,218	2,238,506
Foreign currency at value[4]	1,577,516	429,583
Capital shares sold receivable	1,358,400	275,405
Securities lending income receivable — affiliated	135,494	249
Interest receivable	—	27,592
Prepaid expenses	34,105	39,036

Total assets	821,732,631	353,863,541

Liabilities
Collateral on securities loaned at value	20,758,140	882,162
Investments purchased payable	9,128,373	194
Capital shares redeemed payable	746,169	557,700
Investment advisory fees payable	655,092	289,922
Service and distribution fees payable	147,853	90,057
Officer’s and Directors’ fees payable	611	3,895
Other affiliates payable	837	1,673
Other accrued expenses payable	313,511	431,130

Total liabilities	31,750,586	2,256,733

Net Assets	$789,982,045	$351,606,808

Net Assets Consist of
Paid-in capital	$777,322,479	$336,424,073
Undistributed net investment income (loss)	(48,805)	2,214,531
Accumulated net realized loss	(67,644,941)	(64,519,500)
Net unrealized appreciation	80,353,312	77,487,704

Net Assets	$789,982,045	$351,606,808

[1] Investments at cost — unaffiliated	$691,466,757	$267,048,187
[2] Securities loaned at value	$19,395,310	$781,339
[3] Investments at cost — affiliated	$33,742,693	$3,263,729
[4] Foreign currency at cost	$1,574,774	$577,362

See Notes to Financial Statements.

SEMI-ANNUAL REPORT	APRIL 30, 2014	17

Statements of Assets and Liabilities (concluded)

April 30, 2014 (Unaudited)	BlackRock Emerging Markets Fund, Inc.	BlackRock Latin America Fund, Inc.

Net Asset Value
Institutional:
Net assets	$448,807,511	$92,857,313

Shares outstanding, 100 million shares authorized	23,085,634	1,703,201

Net asset value	$19.44	$54.52

Par value	$0.100	$0.100

Investor A:
Net assets	$216,857,184	$199,210,630

Shares outstanding, 100 million shares authorized	11,552,200	3,706,757

Net asset value	$18.77	$53.74

Par value	$0.100	$0.100

Investor B:
Net assets	$950,385	$3,573,711

Shares outstanding, 100 million shares authorized	57,270	71,147

Net asset value	$16.59	$50.23

Par value	$0.100	$0.100

Investor C:
Net assets	$123,366,965	$55,965,154

Shares outstanding, 100 million shares authorized	7,663,365	1,138,552

Net asset value	$16.10	$49.15

Par value	$0.100	$0.100

See Notes to Financial Statements.

18	SEMI-ANNUAL REPORT	APRIL 30, 2014

Statements of Operations

Six Months Ended April 30, 2014 (Unaudited)	BlackRock Emerging Markets Fund, Inc.	BlackRock Latin America Fund, Inc.

Investment Income
Dividends — unaffiliated	$4,890,354	$6,594,232
Dividends — affiliated	4,060	497
Interest	2	193
Securities lending — affiliated — net	386,817	19,392
Foreign taxes withheld	(559,861)	(838,513)

Total income	4,721,372	5,775,801

Expenses
Investment advisory	3,197,472	1,754,727
Service — Investor A	262,477	246,953
Service and distribution — Investor B	5,530	19,973
Service and distribution — Investor C	591,338	291,338
Transfer agent — Institutional	93,865	76,773
Transfer agent — Investor A	222,120	184,772
Transfer agent — Investor B	3,358	8,828
Transfer agent — Investor C	173,138	84,511
Custodian	100,123	104,498
Accounting services	59,376	51,909
Professional	45,730	37,427
Registration	38,686	36,125
Printing	17,853	16,777
Officer and Directors	8,212	5,858
Miscellaneous	14,036	15,970

Total expenses	4,833,314	2,936,439
Less fees waived by Manager	(7,096)	(1,025)

Total expenses after fees waived	4,826,218	2,935,414

Net investment income (loss)	(104,846)	2,840,387

Realized and Unrealized Gain (Loss)
Net realized loss from:
Investments	(20,796,523)	(1,738,089)
Foreign currency transactions	(349,095)	(64,438)

	(21,145,618)	(1,802,527)

Net change in unrealized appreciation/depreciation on:
Investments	5,806,955	(13,519,593)
Foreign currency translations	54,853	(144,802)

	5,861,808	(13,664,395)

Total realized and unrealized loss	(15,283,810)	(15,466,922)

Net Decrease in Net Assets Resulting from Operations	$(15,388,656)	$(12,626,535)

See Notes to Financial Statements.

SEMI-ANNUAL REPORT	APRIL 30, 2014	19

Statements of Changes in Net Assets

	BlackRock Emerging Markets Fund, Inc.
Increase (Decrease) in Net Assets:	Six Months Ended April 30, 2014 (Unaudited)	Year Ended October 31, 2013

Operations
Net investment income (loss)	$(104,846)	$2,421,955
Net realized loss	(21,145,618)	(12,792,428)
Net change in unrealized appreciation/depreciation	5,861,808	32,074,840

Net increase (decrease) in net assets resulting from operations	(15,388,656)	21,704,367

Dividends to Shareholders From
Net investment income:
Institutional	(1,306,745)	(1,775,605)[1]
Investor A	(505,371)	(2,033,704)[1]
Investor C	—	(531,671)[1]

Decrease in net assets resulting from dividends to shareholders	(1,812,116)	(4,340,980)

Capital Share Transactions
Net increase in net assets derived from capital share transactions	284,571,740	108,917,234

Net Assets
Total increase in net assets	267,370,968	126,280,621
Beginning of period	522,611,077	396,330,456

End of period	$789,982,045	$522,611,077

Undistributed net investment income (loss), end of period	$(48,805)	$1,868,157

[1] Determined in accordance with federal income tax regulations.

See Notes to Financial Statements.

20	SEMI-ANNUAL REPORT	APRIL 30, 2014

Statements of Changes in Net Assets

	BlackRock Latin America Fund, Inc.
Increase (Decrease) in Net Assets:	Six Months Ended April 30, 2014 (Unaudited)	Year Ended October 31, 2013

Operations
Net investment income	$2,840,387	$4,875,782
Net realized gain (loss)	(1,802,527)	22,342,883
Net change in unrealized appreciation/depreciation	(13,664,395)	(44,539,136)

Net decrease in net assets resulting from operations	(12,626,535)	(17,320,471)

Dividends to Shareholders From
Net investment income:
Institutional	(957,184)	(2,038,175)[1]
Investor A	(1,407,408)	(4,509,297)[1]
Investor B	—	(34,979)[1]
Investor C	—	(626,313)[1]

Decrease in net assets resulting from dividends to shareholders	(2,364,592)	(7,208,764)

Capital Share Transactions
Net decrease in net assets derived from capital share transactions	(56,958,156)	(112,251,829)

Net Assets
Total decrease in net assets	(71,949,283)	(136,781,064)
Beginning of period	423,556,091	560,337,155

End of period	$351,606,808	$423,556,091

Undistributed net investment income, end of period	$2,214,531	$1,738,736

[1] Determined in accordance with federal income tax regulations.

See Notes to Financial Statements.

SEMI-ANNUAL REPORT	APRIL 30, 2014	21

Financial Highlights	BlackRock Emerging Markets Fund, Inc.

	Institutional
	Six Months Ended April 30, 2014 (Unaudited)		Year Ended October 31,
			2013		2012	2011	2010		2009

Per Share Operating Performance
Net asset value, beginning of period	$20.10		$19.28		$18.23	$20.50	$17.01		$10.17

Net investment income[1]	0.03		0.19		0.29	0.27	0.13		0.14
Net realized and unrealized gain (loss)	(0.58)		0.90		0.85	(2.34)[2]	3.47	[2]	6.75	[2]

Net increase (decrease) from investment operations	(0.55)		1.09		1.14	(2.07)	3.60		6.89

Dividends from net investment income	(0.11)		(0.27)[3]		(0.09)[3]	(0.20)[3]	(0.11)[3]		(0.05)[3]

Net asset value, end of period	$19.44		$20.10		$19.28	$18.23	$20.50		$17.01

Total Investment Return[4]
Based on net asset value	(2.75)%	[5]	5.67%	[6]	6.37%	(10.21)%	21.28%		68.14%

Ratios to Average Net Assets
Total expenses	1.15%	[7]	1.29%		1.33%	1.28%	1.33%		1.48%

Total expenses after fees waived and paid indirectly	1.15%	[7]	1.29%		1.33%	1.28%	1.33%		1.48%

Net investment income	0.40%	[7]	0.95%		1.53%	1.39%	0.71%		1.10%

Supplemental Data
Net assets, end of period (000)	$448,808		$186,724		$116,883	$127,181	$123,007		$86,173

Portfolio turnover	48%		71%		155%	138%	135%		191%

[1]	Based on average shares outstanding.

[2]	Includes a redemption fee, which is less than $0.005 per share.

[3]	Determined in accordance with federal income tax regulations.

[4]	Where applicable, assumes the reinvestment of dividends and distributions.

[5]	Aggregate total investment return.

[6]

Includes a payment from an affiliate to compensate for forgone securities lending revenue which impacted the Fund’s total return. Not including this payment, the Fund’s total return would have been 5.51%.

[7]	Annualized.

See Notes to Financial Statements.

22	SEMI-ANNUAL REPORT	APRIL 30, 2014

Financial Highlights (continued)	BlackRock Emerging Markets Fund, Inc.

	Investor A
	Six Months Ended April 30, 2014 (Unaudited)		Year Ended October 31,
			2013		2012	2011	2010		2009

Per Share Operating Performance
Net asset value, beginning of period	$19.38		$18.61		$17.60	$19.81	$16.45		$9.85

Net investment income (loss)[1]	(0.01)		0.13		0.22	0.18	0.07		0.10
Net realized and unrealized gain (loss)	(0.55)		0.86		0.83	(2.24)[2]	3.36	[2]	6.53	[2]

Net increase (decrease) from investment operations	(0.56)		0.99		1.05	(2.06)	3.43		6.63

Dividends from net investment income	(0.05)		(0.22)[3]		(0.04)[3]	(0.15)[3]	(0.07)[3]		(0.03)[3]

Net asset value, end of period	$18.77		$19.38		$18.61	$17.60	$19.81		$16.45

Total Investment Return[4]
Based on net asset value	(2.92)%	[5]	5.30%	[6]	6.02%	(10.48)%	20.93%		67.59%

Ratios to Average Net Assets
Total expenses	1.55%	[7]	1.60%		1.67%	1.59%	1.65%		1.83%

Total expenses after fees waived and paid indirectly	1.55%	[7]	1.60%		1.67%	1.59%	1.65%		1.83%

Net investment income (loss)	(0.14)%	[7]	0.69%		1.24%	0.93%	0.43%		0.80%

Supplemental Data
Net assets, end of period (000)	$216,857		$215,490		$174,637	$155,017	$144,976		$111,850

Portfolio turnover	48%		71%		155%	138%	135%		191%

[1]	Based on average shares outstanding.

[2]	Includes a redemption fee, which is less than $0.005 per share.

[3]	Determined in accordance with federal income tax regulations.

[4]	Where applicable, excludes the effects of any sales charges and assumes the reinvestment of dividends and distributions.

[5]	Aggregate total investment return.

[6]

Includes payment from an affiliate to compensate for forgone securities lending revenue which impacted the Funds total return. Not including this payment, the Fund’s total return would have been 5.13%.

[7]	Annualized.

See Notes to Financial Statements.

SEMI-ANNUAL REPORT	APRIL 30, 2014	23

Financial Highlights (continued)	BlackRock Emerging Markets Fund, Inc.

	Investor B
	Six Months Ended April 30, 2014 (Unaudited)		Year Ended October 31,
			2013		2012	2011	2010		2009

Per Share Operating Performance
Net asset value, beginning of period	$17.19		$16.49		$15.71	$17.70	$14.76		$8.89

Net investment income (loss)[1]	(0.13)		(0.08)		0.04	(0.00)[2]	(0.07)		(0.01)
Net realized and unrealized gain (loss)	(0.47)		0.78		0.74	(1.99)[3]	3.01	[3]	5.88	[3]

Net increase (decrease) from investment operations	(0.60)		0.70		0.78	(1.99)	2.94		5.87

Net asset value, end of period	$16.59		$17.19		$16.49	$15.71	$17.70		$14.76

Total Investment Return[4]
Based on net asset value	(3.49)%	[5]	4.25%	[6]	4.96%	(11.24)%	19.92%		66.03%

Ratios to Average Net Assets
Total expenses	2.70%	[7]	2.62%		2.66%	2.45%	2.49%		2.71%

Total expenses after fees waived and paid indirectly	2.70%	[7]	2.62%		2.66%	2.45%	2.49%		2.71%

Net investment income (loss)	(1.34)%	[7]	(0.49)%		0.25%	(0.02)%	(0.45)%		(0.08)%

Supplemental Data
Net assets, end of period (000)	$950		$1,381		$2,251	$3,386	$4,677		$4,809

Portfolio turnover	48%		71%		155%	138%	135%		191%

[1]	Based on average shares outstanding.

[2]	Amount is greater than $(0.01) per share.

[3]	Includes a redemption fee, which is less than $0.005 per share.

[4]	Where applicable, excludes the effects of any sales charges and assumes the reinvestment of dividends and distributions.

[5]	Aggregate total investment return.

[6]

Includes a payment from an affiliate to compensate for forgone securities lending revenue which impacted the Fund’s total return. Not including this payment, the Fund’s total return would have been 4.06%.

[7]	Annualized.

See Notes to Financial Statements.

24	SEMI-ANNUAL REPORT	APRIL 30, 2014

Financial Highlights (concluded)	BlackRock Emerging Markets Fund, Inc.

	Investor C
	Six Months Ended April 30, 2014 (Unaudited)		Year Ended October 31,
			2013	2012	2011	2010	2009

Per Share Operating Performance
Net asset value, beginning of period	$16.65		$16.02	$15.26	$17.23	$14.38	$8.65

Net investment income (loss)[1]	(0.07)		(0.03)	0.06	0.05	(0.06)	(0.01)
Net realized and unrealized gain (loss)	(0.48)		0.74	0.71	(1.98)[2]	2.92 [2]	5.74	[2]

Net increase (decrease) from investment operations	(0.55)		0.71	0.77	(1.93)	2.86	5.73

Dividends from net investment income	—		(0.08)[3]	(0.01)[3]	(0.04)[3]	(0.01)[3]	—

Net asset value, end of period	$16.10		$16.65	$16.02	$15.26	$17.23	$14.38

Total Investment Return[4]
Based on net asset value	(3.30)%	[5]	4.45% [6]	5.07%	(11.21)%	19.90%	66.24%

Ratios to Average Net Assets
Total expenses	2.38%	[7]	2.46%	2.56%	2.37%	2.49%	2.66%

Total expenses after fees waived and paid indirectly	2.38%	[7]	2.46%	2.56%	2.37%	2.49%	2.66%

Net investment income (loss)	(0.97)%[7]		(0.18)%	0.38%	0.30%	(0.38)%	(0.08)%

Supplemental Data
Net assets, end of period (000)	$123,367		$119,015	$102,559	$87,455	$38,711	$26,347

Portfolio turnover	48%		71%	155%	138%	135%	191%

[1]	Based on average shares outstanding.

[2]	Includes a redemption fee, which is less than $0.005 per share.

[3]	Determined in accordance with federal income tax regulations.

[4]	Where applicable, excludes the effects of any sales charges and assumes the reinvestment of dividends and distributions.

[5]	Aggregate total investment return.

[6]

Includes a payment from an affiliate to compensate for forgone securities lending revenue which impacted the Fund’s total return. Not including this payment, the Fund’s total return would have been 4.27%.

[7]	Annualized.

See Notes to Financial Statements.

SEMI-ANNUAL REPORT	APRIL 30, 2014	25

Financial Highlights	BlackRock Latin America Fund, Inc.

	Institutional
	Six Months Ended April 30, 2014 (Unaudited)		Year Ended October 31,
			2013	2012	2011	2010	2009[1]

Per Share Operating Performance
Net asset value, beginning of period	$56.13		$58.82	$62.80	$75.35	$58.63	$30.53

Net investment income[2]	0.51		0.79	0.94	1.31	0.85	0.64
Net realized and unrealized gain (loss)	(1.59)		(2.48)	(4.38)	(12.58)	16.82	27.45

Net increase (decrease) from investment operations	(1.08)		(1.69)	(3.44)	(11.27)	17.67	28.09

Dividends from net investment income	(0.53)		(1.00)[3]	(0.54)[3]	(1.28)[3]	(0.97)[3]	—

Redemption fee	—		—	—	—	0.02	0.01

Net asset value, end of period	$54.52		$56.13	$58.82	$62.80	$75.35	$58.63

Total Investment Return[4]
Based on net asset value	(1.86)%	[5]	(3.01)%	(5.43)%	(15.18)%	30.52%	92.04%

Ratios to Average Net Assets
Total expenses	1.32%	[6]	1.27%	1.32%	1.26%	1.25%	1.35%

Total expenses after fees waived	1.32%	[6]	1.27%	1.32%	1.26%	1.25%	1.35%

Net investment income	1.99%	[6]	1.36%	1.55%	1.89%	1.31%	1.60%

Supplemental Data
Net assets, end of period (000)	$92,857		$110,295	$125,473	$175,554	$200,980	$114,101

Portfolio turnover	20%		66%	50%	33%	64%	50%

[1]	Consolidated Financial Highlights. See Note 1 to the Notes to Financial Statements.

[2]	Based on average shares outstanding.

[3]	Determined in accordance with federal income tax regulations.

[4]	Where applicable, assumes the reinvestment of dividends and distributions.

[5]	Aggregate total investment return.

[6]	Annualized.

See Notes to Financial Statements.

26	SEMI-ANNUAL REPORT	APRIL 30, 2014

Financial Highlights (continued)	BlackRock Latin America Fund, Inc.

	Investor A
	Six Months Ended April 30, 2014 (Unaudited)		Year Ended October 31,
			2013	2012	2011	2010	2009[1]

Per Share Operating Performance
Net asset value, beginning of period	$55.21		$57.90	$61.67	$74.07	$57.73	$30.15

Net investment income[2]	0.43		0.61	0.78	1.08	0.65	0.51
Net realized and unrealized gain (loss)	(1.55)		(2.43)	(4.25)	(12.37)	16.54	27.06

Net increase (decrease) from investment operations	(1.12)		(1.82)	(3.47)	(11.29)	17.19	27.57

Dividends from net investment income	(0.35)		(0.87)[3]	(0.30)[3]	(1.11)[3]	(0.88)[3]	—

Redemption fee	—		—	—	—	0.03	0.01

Net asset value, end of period	$53.74		$55.21	$57.90	$61.67	$74.07	$57.73

Total Investment Return[4]
Based on net asset value	(2.00)%	[5]	(3.27)%	(5.60)%	(15.44)%	30.15%	91.48%

Ratios to Average Net Assets
Total expenses	1.59%	[6]	1.53%	1.53%	1.55%	1.53%	1.63%

Total expenses after fees waived	1.59%	[6]	1.53%	1.53%	1.55%	1.53%	1.63%

Net investment income	1.70%	[6]	1.06%	1.32%	1.57%	1.00%	1.26%

Supplemental Data
Net assets, end of period (000)	$199,211		$236,205	$315,531	$405,903	$616,664	$475,611

Portfolio turnover	20%		66%	50%	33%	64%	50%

[1]	Consolidated Financial Highlights. See Note 1 to the Notes to Financial Statements.

[2]	Based on average shares outstanding.

[3]	Determined in accordance with federal income tax regulations.

[4]	Where applicable, excludes the effects of any sales charges and assumes the reinvestment of dividends and distributions.

[5]	Aggregate total investment return.

[6]	Annualized.

See Notes to Financial Statements.

SEMI-ANNUAL REPORT	APRIL 30, 2014	27

Financial Highlights (continued)	BlackRock Latin America Fund, Inc.

	Investor B
	Six Months Ended April 30, 2014 (Unaudited)		Year Ended October 31,
			2013	2012	2011	2010	2009[1]

Per Share Operating Performance
Net asset value, beginning of period	$51.51		$53.96	$57.68	$69.31	$54.12	$28.54

Net investment income[2]	0.15		0.08	0.24	0.46	0.12	0.15
Net realized and unrealized gain (loss)	(1.43)		(2.28)	(3.96)	(11.59)	15.50	25.42

Net increase (decrease) from investment operations	(1.28)		(2.20)	(3.72)	(11.13)	15.62	25.57

Dividends from net investment income	—		(0.25)[3]	—	(0.50)[3]	(0.45)[3]	—

Redemption fee	—		—	—	—	0.02	0.01

Net asset value, end of period	$50.23		$51.51	$53.96	$57.68	$69.31	$54.12

Total Investment Return[4]
Based on net asset value	(2.48)%	[5]	(4.12)%	(6.45)%	(16.16)%	29.06%	89.63%

Ratios to Average Net Assets
Total expenses	2.60%	[6]	2.44%	2.41%	2.40%	2.37%	2.62%

Total expenses after fees waived	2.60%	[6]	2.44%	2.41%	2.40%	2.37%	2.62%

Net investment income	0.63%	[6]	0.15%	0.43%	0.71%	0.21%	0.40%

Supplemental Data
Net assets, end of period (000)	$3,574		$5,009	$7,989	$11,866	$18,660	$18,695

Portfolio turnover	20%		66%	50%	33%	64%	50%

[1]	Consolidated Financial Highlights. See Note 1 to the Notes to Financial Statements.

[2]	Based on average shares outstanding.

[3]	Determined in accordance with federal income tax regulations.

[4]	Where applicable, excludes the effects of any sales charges and assumes the reinvestment of dividends and distributions.

[5]	Aggregate total investment return.

[6]	Annualized.

See Notes to Financial Statements.

28	SEMI-ANNUAL REPORT	APRIL 30, 2014

Financial Highlights (concluded)	BlackRock Latin America Fund, Inc.

	Investor C
	Six Months Ended April 30, 2014 (Unaudited)		Year Ended October 31,
			2013	2012	2011	2010	2009[1]

Per Share Operating Performance
Net asset value, beginning of period	$50.37		$52.79	$56.39	$67.92	$53.17	$28.01

Net investment income[2]	0.19		0.13	0.27	0.51	0.14	0.17
Net realized and unrealized gain (loss)	(1.41)		(2.24)	(3.87)	(11.35)	15.21	24.98

Net increase (decrease) from investment operations	(1.22)		(2.11)	(3.60)	(10.84)	15.35	25.15

Dividends from net investment income	—		(0.31)[3]	—	(0.69)[3]	(0.62)[3]	—

Redemption fee	—		—	—	—	0.02	0.01

Net asset value, end of period	$49.15		$50.37	$52.79	$56.39	$67.92	$53.17

Total Investment Return[4]
Based on net asset value	(2.42)%	[5]	(4.05)%	(6.38)%	(16.10)%	29.15%	89.82%

Ratios to Average Net Assets
Total expenses	2.45%	[6]	2.35%	2.35%	2.33%	2.32%	2.49%

Total expenses after fees waived	2.45%	[6]	2.35%	2.35%	2.33%	2.32%	2.49%

Net investment income	0.82%	[6]	0.25%	0.49%	0.80%	0.24%	0.46%

Supplemental Data
Net assets, end of period (000)	$55,965		$72,047	$111,344	$160,612	$217,750	$151,046

Portfolio turnover	20%		66%	50%	33%	64%	50%

[1]	Consolidated Financial Highlights. See Note 1 to the Notes to Financial Statements.

[2]	Based on average shares outstanding.

[3]	Determined in accordance with federal income tax regulations.

[4]	Where applicable, excludes the effects of any sales charges and assumes the reinvestment of dividends and distributions.

[5]	Aggregate total investment return.

[6]	Annualized.

See Notes to Financial Statements.

SEMI-ANNUAL REPORT	APRIL 30, 2014	29

Notes to Financial Statements (Unaudited)

1. Organization:

BlackRock Emerging Markets Fund, Inc. (“Emerging Markets”) and BlackRock Latin America Fund, Inc. (“Latin America”) (collectively the “Funds” or individually a “Fund”) are registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as open-end management investment companies. The Funds are classified as non-diversified. Each Fund is organized as a Maryland corporation. Each Fund offers multiple classes of shares. Institutional Shares are sold without a sales charge and only to certain eligible investors. Investor A Shares are generally sold with an initial sales charge, but may be subject to a CDSC for certain redemptions where no initial sales charge was paid at the time of purchase. Investor B and Investor C Shares may be subject to a CDSC. All classes of shares have identical voting, dividend, liquidation and other rights and are subject to the same terms and conditions, except that Investor A, Investor B and Investor C Shares bear certain expenses related to the shareholder servicing of such shares, and Investor B and Investor C Shares also bear certain expenses related to the distribution of such shares. Investor B Shares automatically convert to Investor A Shares after approximately eight years. Investor B Shares are only available through exchanges and dividend reinvestments by existing shareholders and for purchase by certain employer-sponsored retirement plans. Each class has exclusive voting rights with respect to matters relating to its shareholder servicing and distribution expenditures (except that Investor B shareholders may vote on material changes to the Investor A distribution and service plan).

The Fund, together with certain other registered investment companies advised by the Manager or its affiliates, is included in a complex of open-end funds referred to as the Equity-Liquidity Complex.

Basis of Consolidation:

Latin America

The Fund’s accompanying consolidated Financial Highlights for the year ended October 31, 2009 include the accounts of Merrill Lynch Latin America Fund Chile Ltd., a wholly owned subsidiary of the Fund. The subsidiary was created for regulatory purposes to invest in Chilean securities. Intercompany accounts and transactions have been eliminated. During the year ended October 31, 2009, Merrill Lynch Latin America Fund Chile Ltd. was dissolved.

2. Significant Accounting Policies:

The Funds’ financial statements are prepared in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”), which may require management to make estimates and assumptions that affect the reported amounts of assets and liabilities in the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates. The following is a summary of significant accounting policies followed by the Funds:

Valuation: U.S. GAAP defines fair value as the price the Funds would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. The Funds determine the fair values of their financial instruments at market value using independent dealers or pricing services under policies approved by the Board of Directors of the Funds (the “Board”). The BlackRock Global Valuation Methodologies Committee (the “Global Valuation Committee”) is the committee formed by management to develop global pricing policies and procedures and to provide oversight of the pricing function for the Funds for all financial instruments.

Equity investments traded on a recognized securities exchange or the NASDAQ Stock Market (“NASDAQ”) are valued at the last reported sale price that day or the NASDAQ official closing price, if applicable. For equity investments traded on more than one exchange, the last reported sale price on the exchange where the stock is primarily traded is used. Equity investments traded on a recognized exchange for which there were no sales on that day are valued at the last available bid (long positions) or ask (short positions) price.

The Funds value their investments in BlackRock Liquidity Series, LLC, Money Market Series (the “Money Market Series”) at fair value, which is ordinarily based upon their pro rata ownership in the underlying funds’ net assets. The Money Market Series seeks current income consistent with maintaining liquidity and preserving capital. Although the Money Market Series is not registered under the 1940 Act, its investments will follow the parameters of investments by a money market fund that is subject to Rule 2a-7 under the 1940 Act. The Funds may withdraw up to 25% of their investment daily, although the manager of the Money Market Series, in its sole discretion, may permit an investor to withdraw more than 25% on any one day.

Securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars using exchange rates determined as of the close of business on the New York Stock Exchange (“NYSE”). Foreign currency exchange contracts are valued at the mean between the bid and ask prices and are determined as of the close of business on the NYSE. Interpolated values are derived when the settlement date of the contract is an interim date for which quotations are not available.

In the event that the application of these methods of valuation results in a price for an investment that is deemed not to be representative of the market value of such investment, or if a price is not available, the investment will be valued by the Global Valuation Committee, or its delegate, in accordance with a policy approved by the Board as reflecting fair value (“Fair Value Assets”). When determining the price for Fair Value Assets, the Global Valuation Committee, or its delegate, seeks to determine the price that each Fund might reasonably expect to receive from the current sale of that asset in an arm’s-length transaction. Fair value determinations shall be based upon all available factors that the Global Valuation Committee, or its delegate, deems

30	SEMI-ANNUAL REPORT	APRIL 30, 2014

Notes to Financial Statements (continued)

relevant consistent with the principles of fair value measurement which include the market approach, income approach and/or in the case of recent investments, the cost approach, as appropriate. The market approach generally consists of using comparable market transactions. The income approach generally is used to discount future cash flows to present value and is adjusted for liquidity as appropriate. These factors include but are not limited to: (i) attributes specific to the investment or asset; (ii) the principal market for the investment or asset; (iii) the customary participants in the principal market for the investment or asset; (iv) data assumptions by market participants for the investment or asset, if reasonably available; (v) quoted prices for similar investments or assets in active markets; and (vi) other factors, such as future cash flows, interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks, recovery rates, liquidation amounts and/or default rates. Due to the inherent uncertainty of valuations of such investments, the fair values may differ from the values that would have been used had an active market existed. The Global Valuation Committee, or its delegate, employs various methods for calibrating valuation approaches for investments where an active market does not exist, including regular due diligence of the Funds’ pricing vendors, regular reviews of key inputs and assumptions, transactional back-testing or disposition analysis to compare unrealized gains and losses to realized gains and losses, reviews of missing or stale prices and large movements in market values and reviews of any market related activity. The pricing of all Fair Value Assets is subsequently reported to the Board or a committee thereof on a quarterly basis.

Generally, trading in foreign instruments is substantially completed each day at various times prior to the close of business on the NYSE. Occasionally, events affecting the values of such instruments may occur between the foreign market close and the close of business on the NYSE that may not be reflected in the computation of the Funds’ net assets. If events (e.g., a company announcement, market volatility or a natural disaster) occur during such periods that are expected to materially affect the value of such instruments, those instruments may be Fair Value Assets and valued at their fair value, as determined in good faith by the Global Valuation Committee, or its delegate, using a pricing service and/or policies approved by the Board. Each business day, the Funds use a pricing service to assist with the valuation of certain foreign exchange-traded equity securities and foreign exchange-traded and Over-the-Counter “OTC” options (the “Systematic Fair Value Price”). Using current market factors, the Systematic Fair Value Price is designed to value such foreign securities and foreign options at fair value as of the close of business on the NYSE, which follows the close of the local markets.

Foreign Currency: The Funds’ books and records are maintained in U.S. dollars. Purchases and sales of investment securities are recorded at the rates of exchange prevailing on the respective date of such transactions. Generally, when the U.S. dollar rises in value against a foreign currency, the Funds’ investments denominated in that currency will lose value because that currency is worth fewer U.S. dollars; the opposite effect occurs if the U.S. dollar falls in relative value.

The Funds do not isolate the portion of the results of operations arising as a result of changes in the foreign exchange rates from the changes in the market prices of investments held or sold for financial reporting purposes. Accordingly, the effects of changes in foreign currency exchange rates on investments are not segregated in the Statements of Operations from the effects of changes in market prices of those investments but are included as a component of net realized and unrealized gain (loss) from investments. The Funds report realized currency gains (losses) on foreign currency related transactions as components of net realized gain (loss) for financial reporting purposes, whereas such components may be treated as ordinary income for federal income tax purposes.

Segregation and Collateralization: In cases where a Fund enters into certain investments (e.g., forward foreign currency exchange contracts), that would be “senior securities” for 1940 Act purposes, each Fund may segregate or designate on its books and records cash or liquid securities having a market value at least equal to the amount of the Fund’s future obligations under such investments or borrowings. Doing so allows the investment to be excluded from treatment as a “senior security.” Furthermore, if required by an exchange or counterparty agreement, each Fund may be required to deliver/deposit cash and/or securities to/with an exchange, or broker-dealer or custodian as collateral for certain investments or obligations.

Investment Transactions and Investment Income: For financial reporting purposes, investment transactions are recorded on the dates the transactions are entered into (the trade dates). Realized gains and losses on investment transactions are determined on the identified cost basis. Dividend income is recorded on the ex-dividend dates. Dividends from foreign securities where the ex-dividend date may have passed are subsequently recorded when the Funds are informed of the ex-dividend date. Under the applicable foreign tax laws, a withholding tax at various rates may be imposed on capital gains, dividends and interest. Upon notification from issuers, some of the dividend income received from a real estate investment trust may be redesignated as a reduction of cost of the related investment and/or realized gain. Interest income, including amortization and accretion of premiums and discounts on debt securities, is recognized on the accrual basis. Income, expenses and realized and unrealized gains and losses are allocated daily to each class based on its relative net assets.

Dividends and Distributions: Dividends and distributions paid by the Funds are recorded on the ex-dividend date. The character of dividends and distributions is determined in accordance with federal income tax regulations, which may differ from U.S. GAAP.

SEMI-ANNUAL REPORT	APRIL 30, 2014	31

Notes to Financial Statements (continued)

Income Taxes: It is the Funds’ policy to comply with the requirements of the Internal Revenue Code of 1986, as amended, applicable to regulated investment companies and to distribute substantially all of their taxable income to their shareholders. Therefore, no federal income tax provision is required.

Each Fund files U.S. federal and various state and local tax returns. No income tax returns are currently under examination. The statute of limitations on each Fund’s U.S. federal tax returns remains open for each of the four years ended October 31, 2013. The statutes of limitations on each Fund’s state and local tax returns may remain open for an additional year depending upon the jurisdiction.

Management has analyzed tax laws and regulations and their application to the Funds’ facts and circumstances and does not believe there are any uncertain tax positions that require recognition of a tax liability.

Other: Expenses directly related to a Fund or its classes are charged to that Fund or class. Other operating expenses shared by several funds are pro rated among those funds on the basis of relative net assets or other appropriate methods. Expenses directly related to a Fund and other shared expenses pro rated to a Fund are allocated daily to each class based on its relative net assets or other appropriate methods.

The Funds have an arrangement with the custodian whereby fees may be reduced by credits earned on uninvested cash balances, which, if applicable, are shown as fees paid indirectly in the Statements of Operations. The custodian imposes fees on overdrawn cash balances, which can be offset by accumulated credits earned or may result in additional custody charges.

3. Securities and Other Investments:

Participation Notes: The Funds may invest in participation notes (“P-Notes”). P-Notes are promissory notes issued by banks or broker-dealers that are designed to offer the Funds a return measured by the change in the value of the underlying security or basket of securities (the “underlying security”) while not holding the actual shares of the underlying security. P-Notes are typically used to allow the Funds to gain exposure to securities traded in foreign markets that may be restricted due to country-specific regulations. When the P-Note matures, the issuer will pay to, or receive from, the Funds the difference between the value of the underlying security at the time of the purchase and the underlying security’s value at maturity of the P-Notes. Income received on P-Notes is recorded by the Funds as dividend income in the Statements of Operations. An investment in a P-Note involves additional risks beyond the risks normally associated with a direct investment in the underlying security. While the holder of a P-Note is entitled to receive from the bank or broker-dealer any dividends paid by the underlying security, the holder is not entitled to the same rights (e.g., voting rights) as a direct owner of the underlying security. P-Notes are considered general unsecured contractual obligations of the bank or broker-dealer. The Funds must rely on the creditworthiness of the issuer for its investment returns on the P-Notes and has no rights against the issuer of the underlying security. A P-Note may be more volatile and less liquid than other investments held by the Funds since the P-Note generally is dependent on the liquidity in the local trading market for the underlying security.

Securities Lending: Each Fund may lend its securities to approved borrowers, such as brokers, dealers and other financial institutions. The borrower pledges collateral consisting of cash, an irrevocable letter of credit issued by a bank, or securities issued or guaranteed by the U.S. government. The initial collateral received by the Fund is required to have a value of at least 102% of the current value of the loaned securities for securities traded on U.S. exchanges and a value of at least 105% for all other securities. The collateral is maintained thereafter, at a value equal to at least 100% of the current market value of the securities on loan. The market value of the loaned securities is determined at the close of each business day of the Fund and any additional required collateral is delivered to the Fund on the next business day. During the term of the loan, the Fund earns dividend or interest income on the securities loaned but does not receive interest income on the securities received as collateral. Loans of securities are terminable at any time and the borrower, after notice, is required to return borrowed securities within the standard time period for settlement of securities transactions.

The market value of securities on loan and the value of the related collateral are shown separately in the Statements of Assets and Liabilities as a component of investments at value, and collateral on securities loaned at value, respectively. As of April 30, 2014, any securities on loan were collateralized by cash. The cash collateral invested by the securities lending agent, BlackRock Investment Management, LLC (“BIM”), if any, is disclosed in the Schedules of Investments.

Securities lending transactions are entered into by the Fund under Master Securities Lending Agreements (each, an “MSLA”) which provide the right, in the event of default (including bankruptcy or insolvency), for the non-defaulting party to liquidate the collateral and calculate a net exposure to the defaulting party or request additional collateral. In the event that a borrower defaults, the Fund, as lender, would offset the market value of the collateral received against the market value of the securities loaned. The value of the collateral is typically greater than that of the market value of the securities loaned, leaving the lender with a net amount payable to the defaulting party. However, bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against such a right of offset in the event of an MSLA counterparty’s bankruptcy or insolvency. Under the MSLA, the borrower can resell or re-pledge the loaned securities, and the Fund can reinvest cash collateral, or, upon an event of default, resell or re-pledge the collateral.

32	SEMI-ANNUAL REPORT	APRIL 30, 2014

Notes to Financial Statements (continued)

The following tables are summaries of the Funds’ securities lending agreements by counterparty which are subject to offset under an MSLA as of April 30, 2014:

Emerging Markets
Counterparty	Securities Loaned at Value	Cash Collateral Received[1]	Net Amount
Credit Suisse Securities (USA) LLC	$3,597,755	$(3,597,755)	—
JP Morgan Clearing Corp.	1,434,548	(1,434,548)	—
Merrill Lynch, Pierce, Fenner & Smith, Inc	1,354,851	(1,354,851)	—
Morgan Stanley & Co. LLC	9,255,964	(9,255,964)	—
UBS Securities LLC	3,752,193	(3,752,193)	—

Total	$19,395,311	$(19,395,311)	—

Latin America
Counterparty	Securities Loaned at Value	Cash Collateral Received[1]	Net Amount
Deutsche Bank Securities, Inc.	$42,996	$(42,996)	—
Goldman Sachs & Co.	738,344	(738,344)	—

Total	$781,340	$(781,340)	—

[1]

Collateral with values of $20,758,140 and $882,162 have been received in connection with securities lending agreements for Emerging Markets and Latin America, respectively. Excess of collateral received from the individual counterparty is not shown for financial reporting purposes.

The risks of securities lending include the risk that the borrower may not provide additional collateral when required or may not return the securities when due. To mitigate these risks, the Fund benefits from a borrower default indemnity provided by BIM. BIM’s indemnity allows for full replacement of the securities lent. The Fund could suffer a loss if the value of an investment purchased with cash collateral falls below the market value of loaned securities or if the value of an investment purchased with cash collateral falls below the value of the original cash collateral received.

4. Derivative Financial Instruments:

The Funds engage in various portfolio investment strategies using derivative contracts both to increase the returns of the Funds and/or to economically hedge their exposure to certain risks such as foreign currency exchange rate risk. These contracts may be transacted on an exchange or OTC.

Forward Foreign Currency Exchange Contracts: The Funds enter into forward foreign currency exchange contracts as an economic hedge against either specific transactions or portfolio instruments or to obtain exposure to, or hedge exposure away from, foreign currencies (foreign currency exchange rate risk). A forward foreign currency exchange contract is an agreement between two parties to buy and sell a currency at a set exchange rate on a future date. Forward foreign currency exchange contracts, when used by the Funds, help to manage the overall exposure to the currencies in which some of the investments held by the Funds are denominated. The contract is marked-to-market daily and the change in market value is recorded by the Funds as an unrealized gain or loss. When the contract is closed, the Funds record a realized gain or loss equal to the difference between the value at the time it was opened and the value at the time it was closed. The use of forward foreign currency exchange contracts involves the risk that the value of a foreign currency exchange contract changes unfavorably due to movements in the value of the referenced foreign currencies.

The Effect of Derivative Financial Instruments in the Statements of Operations Six Months Ended April 30, 2014
	Net Realized Gain (Loss) From
	Emerging Markets	Latin America
Foreign currency exchange contracts:
Foreign currency transactions	$17,389	$4,108

For the six months ended April 30, 2014, the average quarterly balances of outstanding derivative financial instruments were as follows:

	Emerging Markets	Latin America
Forward foreign currency exchange contracts:
Average number of contracts — USD purchased	2	2
Average number of contracts — USD sold	1	—
Average U.S. dollar amounts purchased	$1,027,756	$255,887
Average U.S. dollar amounts sold	$1,157,920	—

Counterparty Credit Risk: A derivative contract may suffer a mark-to-market loss if the value of the contract decreases due to an unfavorable change in the market rates or values of the underlying instrument. Losses can also occur if the counterparty does not perform under the contract.

A Fund’s risk of loss from counterparty credit risk on OTC derivatives is generally limited to the aggregate unrealized gain netted against any collateral held by such Fund.

5. Investment Advisory Agreement and Other Transactions with Affiliates:

The PNC Financial Services Group, Inc. is the largest stockholder and an affiliate, for 1940 Act purposes, of BlackRock.

Each Fund entered into an Investment Advisory Agreement with BlackRock Advisors, LLC (the “Manager”), the Funds’ investment advisor, an indirect, wholly owned subsidiary of BlackRock, to provide investment advisory and administration services. The Manager is responsible for the management of each Fund’s portfolio and provides the necessary personnel, facilities, equipment and certain other services necessary to the operations of each Fund. For such services, each Fund pays the Manager a monthly fee at an annual rate of each Fund’s average daily net assets at the following annual rates:

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Notes to Financial Statements (continued)

Average Daily Net Assets	Investment Advisory Fee
First $1 Billion	1.00%
$1 Billion — $3 Billion	0.94%
$3 Billion — $5 Billion	0.90%
$5 Billion — $10 Billion	0.87%
Greater than $10 Billion	0.85%

The Manager voluntarily agreed to waive its investment advisory fees by the amount of investment advisory fees each Fund pays to the Manager indirectly through its investment in affiliated money market funds. However, the Manager does not waive its investment advisory fees by the amount of investment advisory fees paid in connection with each Fund’s investment in other affiliated investment companies, if any. These amounts are included in fees waived by Manager in the Statements of Operations. For the six months ended April 30, 2014, the amounts waived were as follows:

Emerging Markets	$7,096
Latin America	$1,025

With respect to each Fund, the Manager entered into separate sub-advisory agreements with BlackRock Investment Management, LLC (“BIM”) and BlackRock International Limited (“BIL”). BIM and BIL are both affiliates of the Manager. The Manager pays each sub-advisor, for services it provides, a monthly fee that is a percentage of the investment advisory fees paid by each Fund to the Manager.

For the six months ended April 30, 2014, each Fund reimbursed the Manager for certain accounting services, which are included in accounting services in the Statements of Operations. The reimbursements were as follows:

Emerging Markets	$2,185
Latin America	$1,962

The Funds entered into a Distribution Agreement and a Distribution and Service Plan with BlackRock Investments, LLC (“BRIL”), an affiliate of the Manager. Pursuant to the Distribution and Service Plan and in accordance with Rule 12b-1 under the 1940 Act, each Fund pays BRIL ongoing service and distribution fees. The fees are accrued daily and paid monthly at annual rates based upon the average daily net assets of the shares of each Fund as follows:

	Service Fee	Distribution Fee
Investor A	0.25%	—
Investor B	0.25%	0.75%
Investor C	0.25%	0.75%

Pursuant to sub-agreements with BRIL, broker-dealers and BRIL provide shareholder servicing and distribution services to each Fund. The ongoing service and/or distribution fee compensates BRIL and each broker-dealer for providing shareholder servicing and/or distribution related services to Investor A, Investor B and Investor C shareholders.

The Manager maintains a call center, which is responsible for providing certain shareholder services to the Funds, such as responding to shareholder inquiries and processing transactions based upon instructions from shareholders with respect to the subscription and redemption of Fund shares. For the six months ended April 30, 2014, each Fund reimbursed the Manager the following amounts for costs incurred in running the call center, which are included in transfer agent — class specific in the Statements of Operations:

	Emerging Markets	Latin America
Institutional	$979	$807
Investor A	$5,060	$9,239
Investor B	$181	$482
Investor C	$1,879	$1,755

For the six months ended April 30, 2014, affiliates earned underwriting discounts, direct commissions and dealer concessions on sales of the Funds’ Investor A Shares as follows:

Emerging Markets	$37,288
Latin America	$6,128

For the six months ended April 30, 2014, affiliates received CDSCs as follows:

	Investor A	Investor B	Investor C
Emerging Markets	$702	$484	$8,149
Latin America	$16,946	$2,877	$1,356

The U.S. Securities and Exchange Commission has issued an exemptive order which permits BIM, an affiliate of the Manager, to serve as securities lending agent for the Funds, subject to applicable conditions. As securities lending agent, BIM bears all operational costs directly related to securities lending. The Funds are responsible for expenses in connection with the investment of cash collateral received for securities on loan (the “collateral investment expenses”). The cash collateral is invested in a private investment company managed by the Manager or its affiliates. However, BIM has agreed to cap the collateral investment expenses of the private investment company to an annual rate of 0.04%. The investment advisor to the private investment company will not charge any advisory fees with respect to shares purchased by the Funds.

Securities lending income is equal to the total of income earned from the reinvestment of cash collateral, net of fees and other payments to and from borrowers of securities, and less the collateral investment expenses. Each Fund retains a portion of securities lending income and remits a remaining portion to BIM as compensation for its services as securities lending agent. Pursuant to a securities lending agreement effective February 1, 2014, BIM may lend securities only when the difference between the borrower rebate rate and the risk free rate exceeds a certain level (such securities, the “specials only securities”).

34	SEMI-ANNUAL REPORT	APRIL 30, 2014

Notes to Financial Statements (continued)

Pursuant to the securities lending agreement effective February 1, 2014, each Fund retains 80% of securities lending income. In addition, commencing the business day following the date that the aggregate securities lending income earned across the Equity-Liquidity Complex in a calendar year exceeds the aggregate securities lending income earned across the Equity-Liquidity Complex through the lending of specials only securities in the calendar year 2013, each Fund, pursuant to the securities lending agreement, will retain for the remainder of the calendar year securities lending income in an amount equal to 85% of securities lending income. Prior to February 1, 2014, each Fund retained 65% of securities lending income and paid a fee to BIM equal to 35% of such income. The share of securities lending income earned by each Fund is shown as securities lending — affiliated — net in the Statements of Operations. For the six months ended April 30, 2014 each Fund paid BIM the following amounts for securities lending agent services:

Emerging Markets	$116,689
Latin America	$8,686

During the six months ended April 30, 2014, Emerging Markets received reimbursement of $97,882 from an affiliate, which is included in Net realized loss from Investments in the Statements of Operations, relating to processing errors.

Certain officers and/or directors of the Funds are officers and/or directors of BlackRock or its affiliates. The Funds reimburse the Manager for compensation paid to the Funds’ Chief Compliance Officer, which is included in officer and directors in the Statements of Operations.

6. Purchases and Sales:

Purchases and sales of investments excluding short-term securities, for the six months ended April 30, 2014, were as follows:

	Purchases	Sales
Emerging Markets	$591,535,856	$312,293,351
Latin America	$72,511,882	$133,307,349

7. Income Tax Information:

As of October 31, 2013, the Funds had capital loss carryforwards available to offset future realized capital gains through the indicated expiration dates as follows:

Expires October 31,	Emerging Markets	Latin America
2017	$11,598,286	$43,968,643
No expiration date[1]	28,938,784	—

Total	$40,537,070	$43,968,643

[1]	Must be utilized prior to losses subject to expiration.

As of April 30, 2014, gross unrealized appreciation and gross unrealized depreciation based on cost for federal income tax purposes were as follows:

	Emerging Markets	Latin America
Tax cost	$731,171,703	$289,686,749

Gross unrealized appreciation	98,575,076	86,440,095
Gross unrealized depreciation	(24,183,869)	(28,182,421)

Net unrealized appreciation	$74,391,207	$58,257,674

8. Bank Borrowings:

The Funds, along with certain other funds managed by the Manager and its affiliates (“Participating Funds”), is a party to a 364-day, $1.1 billion credit agreement with a group of lenders, under which the Funds may borrow to fund shareholder redemptions. The agreement expires in April 2015. Excluding commitments designated for a certain individual fund, other Participating Funds, including the Funds, can borrow up to an aggregate commitment amount of $650 million, subject to asset coverage and other limitations as specified in the agreement. The credit agreement has the following terms: a fee of 0.06% per annum on unused commitment amounts and interest at a rate equal to the higher of (a) the one-month LIBOR plus 0.80% per annum or (b) the Fed Funds rate plus 0.80% per annum on amounts borrowed. Participating Funds paid administration and arrangement fees, which, along with commitment fees, were allocated among such funds based upon portions of the aggregate commitment available to them and relative net assets of Participating Funds. The Funds did not borrow under the credit agreement during the six months ended April 30, 2014.

9. Concentration, Market and Credit Risk:

In the normal course of business, the Funds invest in securities and enter into transactions where risks exist due to fluctuations in the market (market risk) or failure of the issuer of a security to meet all its obligations (issuer credit risk). The value of securities held by the Funds may decline in response to certain events, including those directly involving the issuers whose securities are owned by the Funds; conditions affecting the general economy; overall market changes; local, regional or global political, social or economic instability; and currency and interest rate and price fluctuations. Similar to issuer credit risk, the Funds may be exposed to counterparty credit risk, or the risk that an entity with which the Funds have unsettled or open transactions may fail to or be unable to perform on its commitments. The Funds manage counterparty credit risk by entering into transactions only with counterparties that they believe have the financial resources to honor their obligations and by monitoring the financial stability of those counterparties. Financial assets, which potentially expose the Funds to market, issuer and counterparty credit risks, consist principally of financial instruments and receivables due from counterparties. The extent of the Funds’ exposure to market, issuer and counterparty credit risks with

SEMI-ANNUAL REPORT	APRIL 30, 2014	35

Notes to Financial Statements (continued)

respect to these financial assets is generally approximated by their value recorded in the Statements of Assets and Liabilities, less any collateral held by the Funds.

The Funds invest a substantial amount of their assets in issuers located in a single country or a limited number of countries. When the Fund concentrates its investments in this manner, it assumes the risk that economic, political and social conditions in those countries may have a significant impact on their investment performance. Foreign issuers may not be subject to the same uniform accounting, auditing and financial reporting standards and practices as used in the United States. Foreign securities markets may also be less liquid, more volatile, and less subject to governmental supervision not typically associated with investing in U.S. securities. Please see the Schedules of Investments for concentrations in specific countries.

As of April 30, 2014, the Funds’ investments had the following industry classifications:

Emerging Markets

Industry	Percent of Long-Term Investments
Commercial Banks	21%
Semiconductors & Semiconductor Equipment	16
Automobiles	6
Oil, Gas & Consumable Fuels	6
Insurance	6
Other[1]	45

Latin America

Industry	Percent of Long-Term Investments
Commercial Banks	22%
Oil, Gas & Consumable Fuels	11
Metals & Mining	8
Beverages	8
Food & Staples Retailing	6
Other[1]	45

[1]	All other industries held were each less than 5% of long-term investments.

10. Capital Share Transactions:

Transactions in capital shares for each class were as follows:

	Six Months Ended April 30, 2014		Year Ended October 31, 2013
Emerging Markets	Shares	Amount	Shares	Amount
Institutional
Shares sold	15,490,690	$301,381,125	6,150,077	$122,941,267
Shares issued to shareholders in reinvestment of dividends	80,675	1,576,378	77,220	1,556,769
Shares redeemed	(1,775,528)	(34,461,314)	(2,999,809)	(59,561,801)

Net increase	13,795,837	$268,496,189	3,227,488	$64,936,235

Investor A
Shares sold and automatic conversion of shares	1,732,258	$32,307,993	4,119,849	$77,891,463
Shares issued to shareholders in reinvestment of dividends	41,000	774,905	94,238	1,837,677
Shares redeemed	(1,337,817)	(24,912,744)	(2,483,142)	(46,591,356)

Net increase	435,441	$8,170,154	1,730,945	$33,137,784

Investor B
Shares sold	1,118	$18,718	9,692	$167,080
Shares redeemed and automatic conversion of shares	(24,185)	(400,131)	(65,906)	(1,121,938)

Net decrease	(23,067)	$(381,413)	(56,214)	$(954,858)

Investor C
Shares sold	1,325,499	$21,242,861	2,198,924	$35,538,826
Shares issued to shareholders in reinvestment of dividends	—	—	29,471	497,463
Shares redeemed	(809,216)	(12,956,051)	(1,481,692)	(24,238,216)

Net increase	516,283	$8,286,810	746,703	$11,798,073

Total Net Increase (Decrease)	14,724,494	$284,571,740	5,648,922	$108,917,234

36	SEMI-ANNUAL REPORT	APRIL 30, 2014

Notes to Financial Statements (concluded)

	Six Months Ended April 30, 2014		Year Ended October 31, 2013
Latin America	Shares	Amount	Shares	Amount
Institutional
Shares sold	428,183	$21,989,177	861,662	$51,479,014
Shares issued to shareholders in reinvestment of dividends	16,287	842,525	28,730	1,750,616
Shares redeemed	(706,242)	(36,491,011)	(1,058,585)	(60,843,189)

Net decrease	(261,772)	$(13,659,309)	(168,193)	$(7,613,559)

Investor A
Shares sold and automatic conversion of shares	268,229	$13,658,070	678,233	$39,417,651
Shares issued to shareholders in reinvestment of dividends	24,321	1,241,350	67,627	4,062,402
Shares redeemed	(864,052)	(43,580,899)	(1,917,286)	(110,112,929)

Net decrease	(571,502)	$(28,681,479)	(1,171,426)	$(66,632,876)

Investor B
Shares sold	405	$18,944	1,440	$72,119
Shares issued to shareholders in reinvestment of dividends	—	—	590	33,355
Shares redeemed and automatic conversion of shares	(26,501)	(1,241,044)	(52,841)	(2,827,069)

Net decrease	(26,096)	$(1,222,100)	(50,811)	$(2,721,595)

Investor C
Shares sold	75,782	$3,539,605	122,368	$6,500,174
Shares issued to shareholders in reinvestment of dividends	—	—	10,510	580,064
Shares redeemed	(367,605)	(16,934,913)	(811,634)	(42,364,037)

Net decrease	(291,823)	$(13,395,308)	(678,756)	$(35,283,799)

Total Net Decrease	(1,151,193)	$(56,958,196)	(2,069,186)	$(112,251,829)

11. Subsequent Events:

Management has evaluated the impact of all subsequent events on each Fund through the date the financial statements were issued and has determined that there were no subsequent events requiring adjustment or additional disclosure in the financial statements.

SEMI-ANNUAL REPORT	APRIL 30, 2014	37

Officers and Directors

Ronald W. Forbes, Co-Chairman of the Board and Director

Rodney D. Johnson, Co-Chairman of the Board and Director

Paul L. Audet, Director

David O. Beim, Director

Frank J. Fabozzi, Director

Henry Gabbay, Director

Dr. Matina S. Horner, Director

Herbert I. London, Director

Ian A. MacKinnon, Director

Cynthia A. Montgomery, Director

Joseph P. Platt, Director

Robert C. Robb, Jr., Director

Toby Rosenblatt, Director

Kenneth L. Urish, Director

Frederick W. Winter, Director

John M. Perlowski, President and Chief Executive Officer

Brendan Kyne, Vice President

Neal Andrews, Chief Financial Officer

Jay Fife, Treasurer

Brian Kindelan, Chief Compliance Officer and Anti-Money Laundering Officer

Benjamin Archibald, Secretary

Investment Advisor

BlackRock Advisors, LLC

Wilmington, DE 19809

Sub-Advisors

BlackRock Investment Management, LLC

Princeton, NJ 08540

BlackRock International Limited

Edinburgh, EH3 8BL

United Kingdom

Custodian

Brown Brothers Harriman & Co.

Boston, MA 02109

Transfer Agent

BNY Mellon Investment Servicing (US) Inc.

Wilmington, DE 19809

Accounting Agent

State Street Bank and Trust Company

Boston, MA 02110

Distributor

BlackRock Investments, LLC

New York, NY 10022

Independent Registered Public Accounting Firm

Deloitte & Touche LLP

Boston, MA 02116

Legal Counsel

Sidley Austin LLP

New York, NY 10019

Address of the Funds

100 Bellevue Parkway

Wilmington, DE 19809

Effective May 30, 2014, Brian Kindelan resigned as Chief Compliance Officer and Anti-Money Laundering Officer of the Funds and Charles Park became Chief Compliance Officer and Anti-Money Laundering Officer of the Funds. Mr. Park joined BlackRock in 2009 and is the current Chief Compliance Officer of BlackRock’s iShares exchange traded funds.

38	SEMI-ANNUAL REPORT	APRIL 30, 2014

Additional Information

General Information

Electronic Delivery

Electronic copies of most financial reports and prospectuses are available on the Funds’ website or shareholders can sign up for e-mail notifications of quarterly statements, annual and semi-annual reports and prospectuses by enrolling in the Funds’ electronic delivery program.

To enroll:

Shareholders Who Hold Accounts with Investment Advisors, Banks or Brokerages:

Please contact your financial advisor. Please note that not all investment advisors, banks or brokerages may offer this service.

Shareholders Who Hold Accounts Directly with BlackRock:

1)	Access the BlackRock Web site at http://www.blackrock.com/edelivery

2)	Select “eDelivery” under the “More Information” section

3)	Log into your account

Householding

The Funds will mail only one copy of shareholder documents, including prospectuses, annual and semi-annual reports and proxy statements, to shareholders with multiple accounts at the same address. This practice is commonly called “householding” and is intended to reduce expenses and eliminate duplicate mailings of shareholder documents. Mailings of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please call the Funds at (800) 441-7762.

Availability of Quarterly Schedule of Investments

The Funds file their complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The Funds’ Forms N-Q are available on the SEC’s website at http://www.sec.gov and may also be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information on how to access documents on the SEC’s website without charge may be obtained by calling (800) SEC-0330. The Funds’ Forms N-Q may also be obtained upon request and without charge by calling (800) 441-7762.

Availability of Proxy Voting Policies and Procedures

A description of the policies and procedures that the Funds use to determine how to vote proxies relating to portfolio securities is available (1) without charge, upon request, by calling (800) 441-7762; (2) at http://www.blackrock.com; and (3) on the SEC’s website at http://www.sec.gov.

Availability of Proxy Voting Record

Information about how the Funds voted proxies relating to securities held in the Funds’ portfolios during the most recent 12-month period ended June 30 is available upon request and without charge (1) at http://www.blackrock.com or by calling (800) 441-7762 and (2) on the SEC’s website at http://www.sec.gov.

SEMI-ANNUAL REPORT	APRIL 30, 2014	39

Additional Information (continued)

Shareholder Privileges

Account Information

Call us at (800) 441-7762 from 8:00 AM to 6:00 PM EST on any business day to get information about your account balances, recent transactions and share prices. You can also reach us on the Web at http://www.blackrock.com/funds.

Automatic Investment Plans

Investor Class shareholders who want to invest regularly can arrange to have $50 or more automatically deducted from their checking or savings account and invested in any of the BlackRock funds.

Systematic Withdrawal Plans

Investor Class shareholders can establish a systematic withdrawal plan and receive periodic payments of $50 or more from their BlackRock funds, as long as their account balance is at least $10,000.

Retirement Plans

Shareholders may make investments in conjunction with Traditional, Rollover, Roth, Coverdell, Simple IRAs, SEP IRAs and 403(b) Plans.

40	SEMI-ANNUAL REPORT	APRIL 30, 2014

Additional Information (concluded)

BlackRock Privacy Principles

BlackRock is committed to maintaining the privacy of its current and former fund investors and individual clients (collectively, “Clients”) and to safeguarding their non-public personal information. The following information is provided to help you understand what personal information BlackRock collects, how we protect that information and why in certain cases we share such information with select parties.

If you are located in a jurisdiction where specific laws, rules or regulations require BlackRock to provide you with additional or different privacy-related rights beyond what is set forth below, then BlackRock will comply with those specific laws, rules or regulations.

BlackRock obtains or verifies personal non-public information from and about you from different sources, including the following: (i) information we receive from you or, if applicable, your financial intermediary, on applications, forms or other documents; (ii) information about your transactions with us, our affiliates, or others; (iii) information we receive from a consumer reporting agency; and (iv) from visits to our websites.

BlackRock does not sell or disclose to non-affiliated third parties any non-public personal information about its Clients, except as permitted by law or as is necessary to respond to regulatory requests or to service Client accounts. These non-affiliated third parties are required to protect the confidentiality and security of this information and to use it only for its intended purpose.

We may share information with our affiliates to service your account or to provide you with information about other BlackRock products or services that may be of interest to you. In addition, BlackRock restricts access to non-public personal information about its Clients to those BlackRock employees with a legitimate business need for the information. BlackRock maintains physical, electronic and procedural safeguards that are designed to protect the non-public personal information of its Clients, including procedures relating to the proper storage and disposal of such information.

SEMI-ANNUAL REPORT	APRIL 30, 2014	41

A World-Class Mutual Fund Family

BlackRock offers a diverse lineup of open-end mutual funds crossing all investment styles and managed by experts in equity, fixed income and tax-exempt investing.

Equity Funds

BlackRock ACWI ex-US Index Fund

BlackRock All-Cap Energy & Resources Portfolio

BlackRock Basic Value Fund

BlackRock Capital Appreciation Fund

BlackRock Commodity Strategies Fund

BlackRock Disciplined Small Cap Core Fund

BlackRock Emerging Markets Fund

BlackRock Emerging Markets Dividend Fund

BlackRock Emerging Markets Long/Short Equity Fund

BlackRock Energy & Resources Portfolio

BlackRock Equity Dividend Fund

BlackRock EuroFund

BlackRock Flexible Equity Fund

BlackRock Focus Growth Fund

BlackRock Global Dividend Portfolio

BlackRock Global Long/Short Equity Fund

BlackRock Global Opportunities Portfolio

BlackRock Global SmallCap Fund

BlackRock Health Sciences Opportunities Portfolio

BlackRock International Fund

BlackRock International Index Fund

BlackRock International Opportunities Portfolio

BlackRock Large Cap Core Fund

BlackRock Large Cap Core Plus Fund

BlackRock Large Cap Growth Fund

BlackRock Large Cap Value Fund

BlackRock Latin America Fund

BlackRock Long-Horizon Equity Fund

BlackRock Mid-Cap Growth Equity Portfolio

BlackRock Mid Cap Value Opportunities Fund

BlackRock Natural Resources Trust

BlackRock Pacific Fund

BlackRock Real Estate Securities Fund

BlackRock Russell 1000 Index Fund

BlackRock Science & Technology Opportunities Portfolio

BlackRock Small Cap Growth Equity Portfolio

BlackRock Small Cap Growth Fund II

BlackRock Small Cap Index Fund

BlackRock S&P 500 Stock Fund

BlackRock U.S. Opportunities Portfolio

BlackRock Value Opportunities Fund

Taxable Fixed Income Funds

BlackRock Bond Index Fund

BlackRock Core Bond Portfolio

BlackRock CoreAlpha Bond Fund

BlackRock CoRI Funds
2015
2017
2019
2021
2023

BlackRock Emerging Markets Flexible Dynamic Bond Portfolio

BlackRock Floating Rate Income Portfolio

BlackRock Global Long/Short Credit Fund

BlackRock GNMA Portfolio

BlackRock High Yield Bond Portfolio

BlackRock Inflation Protected Bond Portfolio

BlackRock Investment Grade Bond Portfolio

BlackRock Low Duration Bond Portfolio

BlackRock Secured Credit Portfolio

BlackRock Short Obligations Fund

BlackRock Short-Term Treasury Fund

BlackRock Strategic Income Opportunities Portfolio

BlackRock Total Return Fund

BlackRock U.S. Government Bond Portfolio

BlackRock U.S. Mortgage Portfolio

BlackRock Ultra-Short Obligations Fund

BlackRock World Income Fund

Municipal Fixed Income Funds

BlackRock California Municipal Bond Fund

BlackRock High Yield Municipal Fund

BlackRock National Municipal Fund

BlackRock New Jersey Municipal Bond Fund

BlackRock New York Municipal Bond Fund

BlackRock Pennsylvania Municipal Bond Fund

BlackRock Short-Term Municipal Fund

BlackRock Strategic Municipal Opportunities Fund

Mixed Asset Funds

BlackRock Balanced Capital Fund	LifePath® Active Portfolios		LifePath® Index Portfolios
BlackRock Emerging Market Allocation Portfolio	2015	2040	Retirement	2040
BlackRock Global Allocation Fund	2020	2045	2020	2045
BlackRock Managed Volatility Portfolio	2025	2050	2025	2050
BlackRock Multi-Asset Income Portfolio	2030	2055	2030	2055
BlackRock Multi-Asset Real Return Fund	2035		2035
BlackRock Strategic Risk Allocation Fund

BlackRock Prepared Portfolios	LifePath® Portfolios
Conservative Prepared Portfolio	Retirement	2040
Moderate Prepared Portfolio	2020	2045
Growth Prepared Portfolio	2025	2050
Aggressive Growth Prepared Portfolio	2030	2055
	2035

BlackRock mutual funds are currently distributed by BlackRock Investments, LLC. You should consider the investment objectives, risks, charges and expenses of the funds under consideration carefully before investing. Each fund’s prospectus contains this and other information and is available at www.blackrock.com or by calling (800) 441-7762 or from your financial advisor. The prospectus should be read carefully before investing.

42	SEMI-ANNUAL REPORT	APRIL 30, 2014

This report is transmitted to Shareholders only. It is not authorized for use as an offer of sale or a solicitation of an offer to buy shares of the Fund unless accompanied or preceded by the Fund's current prospectus. Past performance results shown in this report should not be considered a representation of future performance. Investment returns and principal value of shares will fluctuate so the shares, when redeemed, may be worth more or less than their original cost. Statements and other information herein are as dated and are subject to change. Please see the Fund's prospectus for a description of risks associated with global investments.

EMLA-4/14-SAR

Item 2 –	Code of Ethics – Not Applicable to this semi-annual report

Item 3 –	Audit Committee Financial Expert – Not Applicable to this semi-annual report

Item 4 –	Principal Accountant Fees and Services – Not Applicable to this semi-annual report

Item 5 –	Audit Committee of Listed Registrants – Not Applicable

Item 6 –	Investments
(a) The registrant’s Schedule of Investments is included as part of the Report to Stockholders filed under Item 1 of this Form.
(b) Not Applicable due to no such divestments during the semi-annual period covered since the previous Form N-CSR filing.

Item 7 –	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies – Not Applicable

Item 8 –	Portfolio Managers of Closed-End Management Investment Companies – Not Applicable

Item 9 –	Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers – Not Applicable

Item 10 –	Submission of Matters to a Vote of Security Holders –There have been no material changes to these procedures.

Item 11 –	Controls and Procedures

(a) – The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing of this report based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 15d-15(b) under the Securities Exchange Act of 1934, as amended.

(b) – There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12 –	Exhibits attached hereto

(a)(1) – Code of Ethics – Not Applicable to this semi-annual report

(a)(2) – Certifications – Attached hereto

(a)(3) – Not Applicable

(b) – Certifications – Attached hereto

2

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

BlackRock Latin America Fund, Inc.

By:	/s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of
BlackRock Latin America Fund, Inc.

Date: July 1, 2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of
BlackRock Latin America Fund, Inc.

Date: July 1, 2014

By:	/s/ Neal J. Andrews
Neal J. Andrews
Chief Financial Officer (principal financial officer) of
BlackRock Latin America Fund, Inc.

Date: July 1, 2014

3